Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (99.0%)
Agency Adjustable Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
1 Month USD LIBOR + 1.62%, 2.48%, 7/1/45	$351	$356
Federal National Mortgage Association,
Conventional Pool:
1 Month USD LIBOR + 1.59%, 2.31%, 12/1/45	130	131
		487
Agency Fixed Rate Mortgages (15.3%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44	727	744
4.00%, 12/1/41 – 10/1/44	969	1,004
5.41%, 7/1/37 – 8/1/37	22	22
5.44%, 1/1/37 – 6/1/38	62	66
5.46%, 5/1/37 – 1/1/38	90	96
5.48%, 8/1/37 – 10/1/37	49	52
5.50%, 8/1/37 – 4/1/38	75	81
5.52%, 9/1/37 – 10/1/37	17	19
5.62%, 12/1/36 – 12/1/37	85	91
6.00%, 8/1/37 – 5/1/38	24	26
6.50%, 9/1/32	16	18
7.50%, 5/1/35	36	42
8.00%, 8/1/32	24	28
8.50%, 8/1/31	29	34
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/34 (a)	1,400	1,413
3.50%, 4/1/49 (a)	6,781	6,873
4.00%, 4/1/49 (a)	1,774	1,825
4.50%, 4/1/49 (a)	1,610	1,678
Conventional Pools:
3.50%, 3/1/46 – 5/1/48	2,878	2,939
4.00%, 11/1/41 – 9/1/48	2,908	3,005
4.50%, 8/1/40 – 9/1/48	2,150	2,255
5.00%, 7/1/40	123	132
5.62%, 12/1/36	32	34
6.00%, 12/1/38	472	521
6.50%, 11/1/27 – 10/1/38	27	28
7.00%, 6/1/29	8	9
7.50%, 8/1/37	65	76
8.00%, 4/1/33	49	58
8.50%, 10/1/32	51	61
9.50%, 4/1/30	6	7
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 – 7/20/46	844	863
4.00%, 7/15/44	373	388
5.00%, 2/20/49	399	418
		24,906
Asset-Backed Securities (10.9%)
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 3.09%, 4/25/34 (b)	600	592

American Homes 4 Rent Trust,
6.07%, 10/17/52 (c)		490	541
Avant Loans Funding Trust,
4.65%, 4/15/26 (c)		400	403
5.00%, 11/17/25 (c)		150	152
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)		432	448
CAM Mortgage Trust,
3.96%, 12/1/65 (c)		176	176
Fairstone Financial Issuance Trust I,
3.95%, 3/21/33 (c)	CAD	250	189
Foundation Finance Trust,
3.86%, 11/15/34 (c)		$430	430
FREED ABS TRUST,
4.61%, 10/20/25 (c)		520	530
GCAT LLC,
4.09%, 6/26/23 (c)		427	430
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (c)		361	370
METAL LLC,
4.58%, 10/15/42 (c)		567	566
MFA LLC,
4.16%, 7/25/48 (c)		524	527
MFA Trust,
3.35%, 11/25/47 (c)		551	552
Nationstar HECM Loan Trust,
3.97%, 9/25/27 (b)(c)		600	599
5.43%, 11/25/28 (b)(c)		600	602
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.06%, 3.55%, 12/25/33 (b)		406	408
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (c)		366	366
4.59%, 2/25/23 (c)		491	492
Oak Hill Advisors Residential Loan Trust,
3.00%, 7/25/57 (c)		363	359
Oxford Finance Funding 2019-1 LLC,
5.44%, 2/15/27 (c)		300	303
PNMAC GMSR Issuer Trust,
5.34%, 2/25/23		300	301
Pretium Mortgage Credit Partners LLC,
4.83%, 9/25/58 (c)		556	562
Pretium Mortgage Credit Partners LLC,
4.13%, 8/25/33 (c)		500	504
Progress Residential Trust,
1 Month USD LIBOR + 4.22%, 6.70%, 1/17/34 (b)(c)		600	602
Prosper Marketplace Issuance Trust,
5.50%, 10/15/24 (c)		646	646
PRPM LLC,
4.00%, 8/25/23 (b)(c)		286	288
RMF Buyout Issuance Trust,
5.43%, 11/25/28		700	707
S-Jets Ltd.,
7.02%, 8/15/42 (c)		802	816
Sprite 2017-1 Ltd.,
4.25%, 12/15/37 (c)		316	318
Tricon American Homes Trust,
5.10%, 1/17/36 (c)		400	404
5.15%, 9/17/34 (c)		400	403
5.77%, 11/17/33 (c)		460	469
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (c)		198	201
VOLT LXIV LLC,
3.38%, 10/25/47 (c)		413	414

VOLT LXIX LLC,
4.70%, 8/25/48 (c)	250		252
VOLT LXXII LLC,
4.21%, 10/26/48 (c)	567		572
VOLT LXXIII LLC,
4.46%, 10/25/48 (c)	344		347
VOLT LXXIV LLC,
4.58%, 11/25/48 (c)	571		577
VOLT LXXV LLC,
4.34%, 1/25/49 (c)	342		346
			17,764
Collateralized Mortgage Obligations - Agency Collateral Series (1.1%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 6.84%, 12/25/26 (b)(c)	128		134
1 Month USD LIBOR + 5.05%, 7.54%, 7/25/23 (b)	92		95
1 Month USD LIBOR + 5.25%, 7.74%, 7/25/26 (b)(c)	118		125
IO
0.33%, 11/25/27 (b)	13,441		349
0.44%, 8/25/27 (b)	8,365		269
IO REMIC
6.00% - 1 Month USD LIBOR, 3.52%, 11/15/43 – 6/15/44(b)	2,387		340
6.05% - 1 Month USD LIBOR, 3.57%, 4/15/39 (b)	521		30
IO STRIPS
7.50%, 12/15/29	4		1
Federal National Mortgage Association,
IO
6.39% - 1 Month USD LIBOR, 3.90%, 9/25/20 (b)	2,339		69
IO REMIC
6.00%, 5/25/33 – 7/25/33	182		42
IO STRIPS
6.50%, 12/25/29 (b)	—	@	—	@
7.00%, 11/25/19 (b)	—	@	—	@
8.00%, 4/25/24	1		—	@
8.00%, 6/25/35 (b)	13		3
9.00%, 11/25/26	1		—	@
REMIC
7.00%, 9/25/32	34		39
Government National Mortgage Association,
IO
0.81%, 8/20/58 (b)	4,900		107
3.62%, 7/16/33	650		13
5.00%, 2/16/41	109		25
IO PAC
6.15% - 1 Month USD LIBOR, 3.66%, 10/20/41 (b)	1,323		80
			1,721
Commercial Mortgage-Backed Securities (5.7%)
BAMLL Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 4.00%, 4.33%, 12/15/31 (b)(c)	600		594
BXP Trust,
1 Month USD LIBOR + 3.00%, 5.48%, 11/15/34 (b)(c)	650		651
Citigroup Commercial Mortgage Trust,
IO
0.87%, 11/10/48 (b)	2,687		105
0.94%, 9/10/58 (b)	4,674		214
CLNS Trust 2017-IKPR,
1 Month USD LIBOR + 3.50%, 5.99%, 6/11/32 (b)(c)	400		402
COMM Mortgage Trust,
4.90%, 11/10/46 (b)(c)	985		954
5.27%, 8/10/46 (b)(c)	740		726
IO

0.12%, 7/10/45 (b)	10,651	39
0.89%, 10/10/47 (b)	3,942	106
1.14%, 7/15/47 (b)	3,222	121
GS Mortgage Securities Trust,
4.75%, 8/10/46 (b)(c)	500	502
IO
0.80%, 9/10/47 (b)	5,146	159
1.33%, 10/10/48 (b)	5,155	331
HMH Trust,
6.29%, 7/5/31 (c)	300	295
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.05%, 4.53%, 1/15/33 (b)(c)	346	344
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.51%, 4/15/46 (b)	6,000	123
0.75%, 12/15/49 (b)	3,127	113
1.06%, 7/15/47 (b)	8,138	250
JPMBB Commercial Mortgage Securities Trust,
4.68%, 4/15/47 (b)(c)	704	672
IO
1.01%, 8/15/47 (b)	3,942	167
Natixis Commercial Mortgage Securities Trust,
4.56%, 2/15/39 (b)(c)	807	815
SG Commercial Mortgage Securities Trust,
4.51%, 2/15/41 (b)(c)	550	498
WFRBS Commercial Mortgage Trust,
3.50%, 8/15/47 (c)	900	731
4.13%, 5/15/45 (b)(c)	385	383
		9,295
Corporate Bonds (38.4%)
Communications (0.2%)
Bharti Airtel International Netherlands BV
5.35%, 5/20/24 (c)	350	363

Energy (0.6%)
BP Capital Markets America, Inc.,
3.12%, 5/4/26	375	374
3.25%, 5/6/22	425	432
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (c)	175	178
		984
Finance (17.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 7/3/23	575	583
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	175	177
American International Group, Inc.,
4.50%, 7/16/44	300	288
4.88%, 6/1/22	275	291
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	175	172
Bank of America Corp.,
4.24%, 4/24/38	250	256
MTN
4.00%, 1/22/25	1,085	1,107
Bank of Montreal
3.80%, 12/15/32	450	436

BNP Paribas SA
4.40%, 8/14/28 (c)	525	541
Boston Properties LP
3.80%, 2/1/24	145	149
BPCE SA
5.15%, 7/21/24 (c)	550	574
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27	625	567
Brookfield Finance LLC
4.00%, 4/1/24	525	533
Capital One Bank USA NA
3.38%, 2/15/23	510	510
Capital One Financial Corp.
3.30%, 10/30/24	450	446
Cigna Corp.
3.75%, 7/15/23 (c)	350	359
Cigna Holding Co.
3.88%, 10/15/47	200	178
Citigroup, Inc.,
3.89%, 1/10/28	300	305
4.45%, 9/29/27	175	180
5.50%, 9/13/25	250	274
Compass Bank
3.50%, 6/11/21	425	428
Cooperatieve Rabobank UA,
3.88%, 2/8/22	25	26
3.95%, 11/9/22	625	637
Credit Agricole SA,
3.75%, 4/24/23 (c)	400	405
3.88%, 4/15/24 (c)	500	517
Danske Bank A/S
5.00%, 1/12/22 (c)	200	205
Deutsche Bank AG,
2.70%, 7/13/20	425	421
3.95%, 2/27/23	425	420
Discover Bank
7.00%, 4/15/20	320	333
Discover Financial Services
3.95%, 11/6/24	275	280
Five Corners Funding Trust
4.42%, 11/15/23 (c)	275	290
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	550	509
Goldman Sachs Group, Inc. (The),
4.22%, 5/1/29	625	639
6.75%, 10/1/37	435	531
MTN
4.80%, 7/8/44	175	185
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (c)	175	184
Harborwalk Funding Trust
5.08%, 2/15/69 (c)	400	421
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	365	375
HSBC Holdings PLC
4.25%, 3/14/24	750	767
HSBC USA, Inc.
3.50%, 6/23/24	250	253
Humana, Inc.
3.95%, 3/15/27	225	228
ING Bank N.V.
5.80%, 9/25/23 (c)	520	561

Intesa Sanpaolo SpA
5.25%, 1/12/24	300	309
iStar, Inc.
5.25%, 9/15/22	175	172
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (c)	295	296
JPMorgan Chase & Co.,
3.90%, 1/23/49	500	485
4.13%, 12/15/26	550	568
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (c)	125	128
Lloyds Banking Group PLC,
3.75%, 1/11/27	400	394
4.55%, 8/16/28 (d)	500	518
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	350	363
MassMutual Global Funding II
3.40%, 3/8/26 (c)	400	407
MetLife, Inc.
5.70%, 6/15/35	150	181
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	175	178
Nationwide Building Society,
4.30%, 3/8/29 (c)(d)	375	381
4.36%, 8/1/24 (c)	200	203
Prologis LP
3.88%, 9/15/28	325	343
Realty Income Corp.,
3.25%, 10/15/22	350	356
3.65%, 1/15/28	325	331
REC Ltd.
5.25%, 11/13/23 (c)	430	453
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	625	628
Santander UK Group Holdings PLC
3.57%, 1/10/23	900	899
Standard Chartered PLC
3.05%, 1/15/21 (c)	375	374
Synchrony Financial,
3.95%, 12/1/27	175	165
Syngenta Finance N.V.
4.89%, 4/24/25 (c)	550	561
TD Ameritrade Holding Corp.
3.63%, 4/1/25	475	488
Travelers Cos., Inc. (The)
3.75%, 5/15/46	200	196
UBS Group Funding Switzerland AG
2.95%, 9/24/20 (c)	525	525
UniCredit SpA
6.57%, 1/14/22 (c)(d)	350	366
UnitedHealth Group, Inc.,
2.88%, 3/15/23	350	352
3.75%, 7/15/25	300	313
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%, 10/5/20 (c)	450	453
		27,927
Industrials (17.7%)
Air Liquide Finance SA
1.75%, 9/27/21 (c)	225	219
Akamai Technologies, Inc.
0.13%, 5/1/25 (c)	246	246

Altria Group, Inc.
5.95%, 2/14/49	325	349
Amazon.com, Inc.
2.80%, 8/22/24	825	827
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%, 12/1/47	250	251
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46 (c)	400	402
Apple, Inc.,
2.45%, 8/4/26	400	387
4.45%, 5/6/44	250	276
AT&T, Inc.,
4.25%, 3/1/27	675	695
4.50%, 3/9/48	200	188
4.90%, 8/15/37	225	228
Becton Dickinson and Co.
2.89%, 6/6/22	425	423
Booking Holdings, Inc.
0.90%, 9/15/21 (d)	175	194
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	275	273
4.91%, 7/23/25	175	185
6.48%, 10/23/45	300	337
CNH Industrial Capital LLC
4.38%, 11/6/20 (d)	300	306
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	420	416
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	425	444
Comcast Corp.,
4.05%, 11/1/52	175	171
4.15%, 10/15/28	525	553
Conagra Brands, Inc.,
4.85%, 11/1/28 (d)	325	342
5.40%, 11/1/48	300	302
Concho Resources, Inc.
4.85%, 8/15/48	150	157
Constellation Brands, Inc.
3.50%, 5/9/27	150	147
4.40%, 11/15/25	425	447
CVS Health Corp.
4.30%, 3/25/28	400	406
Daimler Finance North America LLC
2.25%, 7/31/19 (c)	465	464
Dell International LLC/EMC Corp.
4.90%, 10/1/26 (c)	200	203
6.02%, 6/15/26 (c)	175	188
Delta Air Lines, Inc.
2.88%, 3/13/20	300	300
3.20%, 10/25/25	250	254
Dollar Tree, Inc.,
3.70%, 5/15/23	250	254
4.20%, 5/15/28	175	175
Dow Chemical Co. (The)
5.55%, 11/30/48 (c)	350	391
Eldorado Gold Corp.
6.13%, 12/15/20 (c)	295	289
Energy Transfer Operating L.P.,
5.15%, 3/15/45	250	241
5.30%, 4/15/47	125	124

Exxon Mobil Corp.
4.11%, 3/1/46	325	352
Ferguson Finance PLC
4.50%, 10/24/28 (c)	525	529
Ford Motor Credit Co., LLC
3.20%, 1/15/21	200	197
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	350	360
Fox Corp.
5.58%, 1/25/49 (c)	325	366
General Motors Co.
6.60%, 4/1/36	125	131
Glencore Funding LLC
4.13%, 3/12/24 (c)	450	455
Goldcorp, Inc.
3.70%, 3/15/23	436	443
Heathrow Funding Ltd.
4.88%, 7/15/23 (c)	435	450
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28 (c)	350	353
International Paper Co.
4.35%, 8/15/48	250	233
Lowe’s Cos., Inc.
2.50%, 4/15/26	375	354
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23 (d)	260	252
Medtronic, Inc.
4.63%, 3/15/45	35	40
Microsoft Corp.
3.13%, 11/3/25	350	358
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (c)	475	442
Newell Brands, Inc.
4.20%, 4/1/26	560	535
NOVA Chemicals Corp.
5.25%, 8/1/23 (c)	415	419
Novartis Capital Corp.
4.40%, 5/6/44	225	248
Nuance Communications, Inc.
1.00%, 12/15/35	275	258
Nvent Finance Sarl
3.95%, 4/15/23	450	449
NXP Semiconductors N.V.
1.00%, 12/1/19	250	257
Palo Alto Networks, Inc.
0.75%, 7/1/23 (c)	226	251
Resort at Summerlin LP,
Series B
1.00%, 12/31/40 (e)(f)(g)(h)(i)	299	—
Rockies Express Pipeline LLC
6.88%, 4/15/40 (c)	300	323
Shell International Finance BV
3.25%, 5/11/25	400	408
Siemens Financieringsmaatschappij N.V.
2.35%, 10/15/26 (c)	525	496
Sika AG
0.15%, 6/5/25	240	252
Southern Copper Corp.
5.25%, 11/8/42	350	365
Splunk, Inc.
0.50%, 9/15/23 (c)	217	235

Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
3.36%, 3/20/23 (c)	663	665
Starbucks Corp.
3.80%, 8/15/25	450	464
STMicroelectronics N.V.,
Series B
0.25%, 7/3/24	200	207
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (c)	425	461
Telefonica Emisiones SA
4.10%, 3/8/27	550	558
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/23	50	45
6.75%, 3/1/28	250	252
Transurban Finance Co., Pty Ltd.
3.38%, 3/22/27 (c)	325	311
Trimble, Inc.
4.15%, 6/15/23	625	636
United Airlines Pass-Through Trust, Series A
4.00%, 10/11/27	483	493
Verint Systems, Inc.
1.50%, 6/1/21	200	221
Verizon Communications, Inc.
4.67%, 3/15/55	177	181
Vodafone Group PLC
4.38%, 5/30/28	425	432
Volkswagen Group of America Finance LLC,
4.75%, 11/13/28 (c)	475	478
Walmart, Inc.,
3.63%, 12/15/47	100	99
3.70%, 6/26/28	125	132
Warner Media LLC
3.80%, 2/15/27	275	274
Weibo Corp.
1.25%, 11/15/22 (c)	257	239
Woodside Finance Ltd.
3.70%, 9/15/26 (c)	500	491
Zillow Group, Inc.
2.00%, 12/1/21	200	205
		28,709
Utilities (2.7%)
Calpine Corp.
5.25%, 6/1/26 (c)	175	175
Electricite de France SA
4.50%, 9/21/28 (c)	275	284
Enel Finance International N.V.,
3.63%, 5/25/27 (c)	275	264
4.25%, 9/14/23 (c)	300	307
Entergy Louisiana LLC
3.05%, 6/1/31	400	382
ITC Holdings Corp.
3.35%, 11/15/27	450	445
Korea Hydro & Nuclear Power Co., Ltd.
3.75%, 7/25/23 (c)	710	733
Mississippi Power Co.
3.95%, 3/30/28	500	506
Oglethorpe Power Corp.
5.05%, 10/1/48 (c)	375	414

Southern Power Co.,
Series D
1.95%, 12/15/19		375	373
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (c)		550	563
			4,446
			62,429
Mortgages - Other (17.3%)
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 2.67%, 5/25/47 (b)		137	134
5.50%, 2/25/36		8	7
6.00%, 7/25/37		61	53
PAC
5.50%, 2/25/36		4	4
6.00%, 4/25/36		18	14
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 3.14%, 7/25/46 (b)		183	136
5.86%, 10/25/36		353	197
6.00%, 4/25/36		41	42
Banc of America Funding Trust,
5.25%, 7/25/37		218	208
6.00%, 7/25/37		23	21
ChaseFlex Trust,
6.00%, 2/25/37		409	287
CSFB Mortgage-Backed Pass-Through Certificates,
6.50%, 11/25/35		813	318
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.49%, 10/17/40 (b)	EUR	300	328
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.79%, 6/13/45 (b)	GBP	496	630
Eurosail-UK 2007-4bl PLC,
3 Month GBP LIBOR + 0.95%, 1.79%, 6/13/45 (b)		247	319
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 2.43%, 7/15/47 (b)		225	292
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		$2,463	2,424
3.50%, 5/25/45 – 5/25/47		2,117	2,130
3.88%, 5/25/45 (b)(c)		152	148
4.00%, 5/25/45		93	94
1 Month USD LIBOR + 2.35%, 4.84%, 4/25/30 (b)		700	711
1 Month USD LIBOR + 3.30%, 5.79%, 10/25/27 (b)		400	439
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.05%, 8/28/39 (b)	EUR	402	412
GSR Mortgage Loan Trust,
5.75%, 1/25/37		$174	155
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.67%, 1/19/38 (b)		366	352
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (b)	EUR	486	487
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35 – 8/25/36		$66	62
JP Morgan Mortgage Trust,
4.31%, 6/25/37 (b)		68	63
6.00%, 6/25/37		73	75
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.29%, 6/17/38 (b)	EUR	391	409
Lehman Mortgage Trust,
5.50%, 11/25/35		$75	71
6.50%, 9/25/37		762	451
LHOME Mortgage Trust,
4.58%, 10/25/23 (c)		400	401

New Residential Mortgage Loan Trust,
4.00%, 9/25/57 (b)(c)	442		449
NRPL Trust,
4.25%, 7/25/67 (b)(c)	586		587
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 1.33%, 1/15/39 (b)	GBP	300	359
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.23%, 12/15/39 (b)	EUR	500	488
Preston Ridge Partners Mortgage,
4.50%, 1/25/24 (c)	$539		545
RALI Trust,
5.50%, 12/25/34	489		488
6.00%, 4/25/36 – 1/25/37	234		211
PAC
6.00%, 4/25/36	16		15
Residential Asset Securitization Trust,
6.00%, 7/25/36	27		22
RMAC PLC,
3 Month GBP LIBOR + 1.30%, 2.15%, 6/12/46 (b)	GBP	250	315
Rochester Financing No 2 PLC,
3 Month GBP LIBOR + 2.75%, 3.60%, 6/18/45 (b)	350		460
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 – 3/25/58	$3,590		3,526
3.50%, 6/25/57 – 3/25/58	2,571		2,584
4.00%, 7/25/56 (b)	300		304
4.00%, 8/25/56 (b)(c)	400		374
4.50%, 6/25/57	1,567		1,625
4.75%, 7/25/56 – 6/25/57(b)(c)	700		686
Seasoned Credit Risk Transfer Trust Series,
3.00%, 7/25/58	797		769
3.50%, 7/25/58	796		790
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 4.34%, 5/25/47 (b)(c)	796		691
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (b)	EUR	500	479
VCAT Asset Securitization, LLC,
4.36%, 2/25/49	$496		499
			28,140
Municipal Bonds (1.2%)
Chicago O’Hare International Airport, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	115		153
City of New York, NY,
Series G-1
5.97%, 3/1/36	245		310
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	705		905
Municipal Electric Authority of Georgia, GA
6.66%, 4/1/57	431		505
			1,873
Sovereign (7.2%)
Australia Government Bond,
2.75%, 11/21/27 – 11/21/28	AUD	1,247	961
Cyprus Government International Bond,
2.75%, 6/27/24	EUR	75	93
3.75%, 7/26/23	75		96
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25	$350		347

Export-Import Bank of India,
3.88%, 2/1/28 (c)(d)	945		936
Hellenic Republic Government Bond,
3.38%, 2/15/25 (c)	EUR	800	916
3.45%, 4/2/24 (c)	565		659
Hungary Government Bond,
3.00%, 10/27/27	HUF	86,100	314
5.50%, 6/24/25	33,700		142
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	6,368,000	406
8.25%, 5/15/29	6,663,000		490
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (c)	$425		466
Mexican Bonos,
8.50%, 5/31/29	MXN	11,000	583
Series M
7.50%, 6/3/27	13,000		649
Mexico Government International Bond,
3.60%, 1/30/25	$500		501
Nigeria Government International Bond,
9.25%, 1/21/49 (c)	200		222
Pertamina Persero PT,
6.50%, 11/7/48 (c)	350		408
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (c)	260		290
Petroleos Mexicanos,
6.38%, 1/23/45	375		333
6.50%, 1/23/29	275		273
Qatar Government International Bond,
5.10%, 4/23/48 (c)	300		329
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	4,000	1,030
Saudi Government International Bond,
5.25%, 1/16/50 (c)	$300		321
Spain Government Bond,
2.90%, 10/31/46 (c)	EUR	318	411
Ukraine Government International Bond,
7.75%, 9/1/26	$150		141
9.75%, 11/1/28 (c)	400		413
			11,730
U.S. Treasury Security (1.6%)
U.S. Treasury Bond
3.13%, 8/15/44	2,400		2,544
Total Fixed Income Securities (Cost $158,323)			160,889

	Shares	Value (000)
Short-Term Investments (8.0%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $1,220)	1,219,613	1,220

Investment Company (6.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $11,004)	11,003,916	11,004

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill
2.49%, 8/22/19 (k) (Cost $825)	$833	825
Total Short-Term Investments (Cost $13,049)		13,049
Total Investments (107.0%) (Cost $171,372) Including $2,619 of Securities Loaned (l)(m)(n)		173,938
Liabilities in Excess of Other Assets (-7.0%)		(11,367)
Net Assets (100.0%)		$162,571

(a)	Security is subject to delayed delivery.
(b)

Floating or Variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $2,619,000 and $2,674,000, respectively. The Fund received cash collateral of approximately $1,220,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,454,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(e)	Non-income producing security; bond in default.
(f)	Security has been deemed illiquid at March 31, 2019.
(g)

At March 31, 2019, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(h)	Issuer in bankruptcy.
(i)	Acquired through exchange offer.
(j)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Liquidity Funds.

(k)	Rate shown is the yield to maturity at March 31, 2019.
(l)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(m)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(n)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,112,000 and the aggregate gross unrealized depreciation is approximately $2,077,000, resulting in net unrealized appreciation of approximately $3,035,000.

@	Value is less than $500.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.

STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	EUR	3		$3	4/2/19	$ —@
Bank of America NA	EUR	3,385		$3,858	6/28/19	33
Bank of America NA	HUF	130,690		$470	6/28/19	10
Bank of America NA	NOK	27		$3	6/28/19	—@
Bank of America NA	PLN	2,135		$565	6/28/19	7
Bank of America NA		$6	CAD	9	6/28/19	—@
Bank of America NA		$7	SEK	66	6/28/19	(—@ )
Barclays Bank PLC		$3	EUR	3	6/28/19	(—@ )
BNP Paribas SA		$381	BRL	1,492	6/28/19	(2)
BNP Paribas SA		$386	ZAR	5,584	6/28/19	(3)
Citibank NA	MXN	24,174		$1,250	6/28/19	22
Goldman Sachs International	AUD	1,371		$976	6/28/19	1
Goldman Sachs International	CAD	533	MXN	7,692	6/28/19	4
Goldman Sachs International	CHF	247		$251	6/28/19	1
Goldman Sachs International	GBP	1,817		$2,408	6/28/19	32
Goldman Sachs International	CAD	533	MXN	7,692	6/28/19	(13)
JPMorgan Chase Bank NA	CAD	781		$583	6/28/19	(3)
JPMorgan Chase Bank NA	EUR	370		$421	6/28/19	3
JPMorgan Chase Bank NA	EUR	818		$928	6/28/19	3
JPMorgan Chase Bank NA	IDR	7,254,913		$503	6/28/19	(1)
						$94

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Australian 10 yr. Bond	12	Jun-19	1,200	$1,181	$27
U.S. Treasury 2 yr. Note	75	Jun-19	15,000	15,982	67
U.S. Treasury 30 yr. Bond	11	Jun-19	1,100	1,646	49
U.S. Treasury 5 yr. Note	4	Jun-19	400	463	(—@ )
U.S. Treasury Ultra Bond	46	Jun-19	4,600	7,728	308
Short:
German Euro OAT	5	Jun-19	(500)	(912)	(3)
U.S. Treasury 10 yr. Note	12	Jun-19	(1,200)	(1,491)	(9)
U.S. Treasury 10 yr. Ultra Long Bond	35	Jun-19	(3,500)	(4,647)	(47)
UK Long Gilt Bond	5	Jun-19	(500)	(842)	(17)
					$375

@	—	Value is less than $500.
OAT	—	Obligations Assimilables du Trésor (French Treasury Obligation).
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	16.6%
Mortgages - Other	16.3
Finance	16.2
Agency Fixed Rate Mortgages	14.4
Asset-Backed Securities	10.3
Other**	7.2
Short-Term Investments	6.8
Sovereign	6.8
Commercial Mortgage-Backed Securities	5.4
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with a value of approximately $34,892,000 and net unrealized appreciation of approximately $375,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $94,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (93.5%)
Angola (1.1%)
Sovereign (1.1%)
Angolan Government International Bond,
9.38%, 5/8/48 (a)		$2,060	$2,233

Argentina (6.0%)
Corporate Bonds (3.5%)
Province of Santa Fe,
6.90%, 11/1/27 (a)		1,210	896
Provincia de Buenos Aires,
BADLAR + 3.75%, 45.74%, 4/12/25 (a)(b)	ARS	22,350	465
BADLAR + 3.83%, 45.78%, 5/31/22 (b)		19,454	414
Provincia de Cordoba,
7.45%, 9/1/24 (a)(c)		$1,100	888
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)		2,220	1,643
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 47.04%, 6/9/21 (b)	ARS	17,180	362
Provincia de Rio Negro,
7.75%, 12/7/25 (a)		$600	423
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		2,370	1,718
			6,809
Sovereign (2.5%)
Argentine Republic Government International Bond,
6.88%, 1/26/27 — 1/11/48		2,760	2,093
7.13%, 7/6/36 — 12/31/99		1,720	1,297
7.50%, 4/22/26		580	494
Republic of Argentina,
3.75%, 12/31/38 (d)		1,850	1,075
			4,959
			11,768
Azerbaijan (0.5%)
Sovereign (0.5%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		1,100	967

Belarus (0.5%)
Sovereign (0.5%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)		920	902

Brazil (4.5%)
Corporate Bonds (2.3%)
Embraer Netherlands Finance BV,
5.05%, 6/15/25		460	487
5.40%, 2/1/27		430	465
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)		1,430	1,335
Petrobras Global Finance BV,
6.00%, 1/27/28		1,000	1,015

Rumo Luxembourg Sarl,
5.88%, 1/18/25	690	699
7.38%, 2/9/24	420	448
		4,449
Sovereign (2.2%)
Brazilian Government International Bond,
5.00%, 1/27/45	2,829	2,614
6.00%, 4/7/26	1,600	1,777
		4,391
		8,840
Chile (1.4%)
Corporate Bonds (1.0%)
Colbun SA,
4.50%, 7/10/24 (a)	1,030	1,064
Geopark Ltd.,
6.50%, 9/21/24 (a)	890	897
		1,961
Sovereign (0.4%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	761	784
		2,745
China (4.7%)
Corporate Bond (0.5%)
Fufeng Group Ltd.,
5.88%, 8/28/21	950	972

Sovereign (4.2%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	4,970	5,212
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,090	2,055
3.70%, 6/10/25 (a)	838	856
		8,123
		9,095
Colombia (2.5%)
Corporate Bonds (0.5%)
Millicom International Cellular SA,
6.63%, 10/15/26 (a)	390	410
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	610	646
		1,056
Sovereign (2.0%)
Colombia Government International Bond,
4.38%, 7/12/21	530	545
5.00%, 6/15/45	1,950	2,051
11.75%, 2/25/20	1,250	1,356
		3,952
		5,008

Costa Rica (0.8%)
Sovereign (0.8%)
Costa Rica Government International Bond,
7.16%, 3/12/45		1,520	1,489

Dominican Republic (1.5%)
Sovereign (1.5%)
Dominican Republic International Bond,
6.00%, 7/19/28 (a)		570	600
6.88%, 1/29/26 (a)		1,300	1,432
7.45%, 4/30/44 (a)		739	836
			2,868
Ecuador (3.1%)
Sovereign (3.1%)
Ecuador Government International Bond,
7.88%, 1/23/28		1,300	1,241
8.75%, 6/2/23 (a)		1,210	1,272
8.88%, 10/23/27 (a)		1,100	1,104
8.88%, 10/23/27		1,960	1,967
10.75%, 1/31/29 (a)		460	509
			6,093
Egypt (1.6%)
Sovereign (1.6%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	510	565
6.13%, 1/31/22 (a)	$540		548
6.59%, 2/21/28		1,000	982
7.50%, 1/31/27 (a)		890	934
			3,029
El Salvador (0.8%)
Sovereign (0.8%)
El Salvador Government International Bond,
6.38%, 1/18/27		721	709
8.63%, 2/28/29 (a)(c)		760	847
			1,556
Gabon (0.3%)
Sovereign (0.3%)
Republic of Gabon,
6.95%, 6/16/25 (a)		610	590

Ghana (0.9%)
Sovereign (0.9%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)		1,460	1,428
8.95%, 3/26/51 (a)		410	412
			1,840
Honduras (0.2%)
Sovereign (0.2%)
Honduras Government International Bond,
8.75%, 12/16/20		400	431

Hungary (1.7%)
Sovereign (1.7%)
Hungary Government International Bond,
7.63%, 3/29/41	2,190	3,259

India (0.4%)
Sovereign (0.4%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	790	762

Indonesia (10.4%)
Sovereign (10.4%)
Indonesia Government International Bond,
4.13%, 1/15/25	2,950	3,031
4.75%, 1/8/26 – 7/18/47(a)	1,640	1,709
4.75%, 1/8/26	990	1,048
5.13%, 1/15/45 (a)	200	213
5.35%, 2/11/49	950	1,056
5.88%, 1/15/24 (a)	460	508
5.88%, 1/15/24	4,250	4,694
5.95%, 1/8/46 (a)	330	390
7.75%, 1/17/38	2,105	2,867
Pertamina Persero PT,
6.45%, 5/30/44 (a)	1,870	2,140
6.50%, 11/7/48 (a)	1,000	1,167
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (a)	1,300	1,450
		20,273
Iraq (0.5%)
Sovereign (0.5%)
Iraq International Bond,
6.75%, 3/9/23 (a)	890	904

Jamaica (0.6%)
Corporate Bond (0.1%)
Digicel Ltd.,
6.00%, 4/15/21	270	227

Sovereign (0.5%)
Jamaica Government International Bond,
8.00%, 3/15/39	860	1,033
		1,260
Jordan (0.4%)
Sovereign (0.4%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)	780	770

Kazakhstan (1.7%)
Sovereign (1.7%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)	200	218
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)	2,880	3,157
		3,375

Kenya (0.4%)
Sovereign (0.4%)
Kenya Government International Bond,
8.25%, 2/28/48	270	274
8.25%, 2/28/48 (a)	570	579
		853
Mexico (12.2%)
Corporate Bond (0.6%)
Mexichem SAB de CV,
5.50%, 1/15/48 (a)	1,240	1,161

Sovereign (11.6%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)	2,230	2,186
Mexico Government International Bond,
3.75%, 1/11/28	1,490	1,474
4.15%, 3/28/27 (c)	1,398	1,424
4.60%, 1/23/46	2,530	2,445
6.05%, 1/11/40	1,482	1,699
Petroleos Mexicanos,
4.88%, 1/24/22	1,730	1,749
5.63%, 1/23/46	750	622
6.38%, 1/23/45	2,167	1,922
6.50%, 3/13/27 – 6/2/41	4,990	4,791
6.63%, 6/15/38	1,176	1,091
6.75%, 9/21/47	1,830	1,685
8.63%, 12/1/23	1,350	1,505
		22,593
		23,754
Mongolia (0.4%)
Sovereign (0.4%)
Development Bank of Mongolia LLC,
7.25%, 10/23/23 (a)	700	727

Nigeria (1.4%)
Sovereign (1.4%)
Nigeria Government International Bond,
6.38%, 7/12/23	670	693
6.50%, 11/28/27 (a)	920	911
7.14%, 2/23/30 (a)	660	662
9.25%, 1/21/49 (a)	400	445
		2,711
Panama (1.7%)
Sovereign (1.7%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	1,600	1,696
Panama Government International Bond,
4.00%, 9/22/24	294	308
8.88%, 9/30/27	913	1,268
		3,272
Paraguay (1.7%)
Sovereign (1.7%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)	320	331

4.70%, 3/27/27 (a)	1,160	1,211
5.40%, 3/30/50 (a)	610	641
6.10%, 8/11/44 (a)	1,060	1,204
		3,387
Peru (2.5%)
Corporate Bond (0.2%)
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)	340	349

Sovereign (2.3%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)	1,298	1,351
Peruvian Government International Bond,
6.55%, 3/14/37	1,150	1,554
Petroleos del Peru SA,
4.75%, 6/19/32 (a)	1,490	1,533
		4,438
		4,787
Philippines (2.0%)
Sovereign (2.0%)
Philippine Government International Bond,
3.95%, 1/20/40 (c)	836	882
8.38%, 6/17/19 (c)	147	148
9.50%, 2/2/30	1,849	2,856
		3,886
Poland (1.2%)
Sovereign (1.2%)
Republic of Poland Government International Bond,
3.00%, 3/17/23 (c)	1,290	1,300
4.00%, 1/22/24	650	681
5.00%, 3/23/22	250	265
		2,246
Qatar (1.1%)
Sovereign (1.1%)
Qatar Government International Bond,
4.82%, 3/14/49 (a)(c)	1,970	2,076

Russia (4.5%)
Sovereign (4.5%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	6,600	6,800
5.63%, 4/4/42	1,800	1,951
		8,751
Saudi Arabia (1.0%)
Sovereign (1.0%)
Saudi Government International Bond,
5.25%, 1/16/50 (a)	1,750	1,871

Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	920	886

South Africa (4.1%)
Corporate Bonds (0.4%)
SASOL Financing USA LLC,
5.88%, 3/27/24	350	371
6.50%, 9/27/28	450	492
		863
Sovereign (3.7%)
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23	560	554
7.13%, 2/11/25	3,010	2,984
8.45%, 8/10/28 (a)(c)	850	895
South Africa Government International Bond,
5.88%, 9/16/25	2,570	2,717
		7,150
		8,013
Sri Lanka (1.6%)
Sovereign (1.6%)
Sri Lanka Government International Bond,
6.75%, 4/18/28	2,400	2,376
7.85%, 3/14/29 (a)	760	795
		3,171
Turkey (5.3%)
Sovereign (5.3%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	1,960	1,958
Turkey Government International Bond,
3.25%, 3/23/23	340	302
4.88%, 4/16/43	1,600	1,189
5.63%, 3/30/21	4,342	4,298
6.88%, 3/17/36	1,200	1,096
7.25%, 12/23/23 (c)	1,480	1,494
		10,337
Ukraine (3.4%)
Sovereign (3.4%)
Ukraine Government International Bond,
7.75%, 9/1/23 – 9/1/26	4,590	4,398
9.75%, 11/1/28 (a)	690	713
9.75%, 11/1/28	1,560	1,612
		6723
Uruguay (0.4%)
Sovereign (0.4%)
Uruguay Government International Bond,
5.10%, 6/18/50	760	814

Uzbekistan (0.1%)
Sovereign (0.1%)
Republic of Uzbekistan Bond,
5.38%, 2/20/29 (a)	230	229

Venezuela (1.9%)
Sovereign (1.9%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (e)(f)	15,740	3,660
Total Fixed Income Securities (Cost $186,461)		182,211

	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, expires 11/15/20 (g)	750	40

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00%, expires 4/15/20 (g)	3,750	9
Total Warrants (Cost $—)		49

Shares
Short-Term Investments (8.4%)
Securities held as Collateral on Loaned Securities (3.5%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h)	5,407,279	5,407

	Face Amount (000)	Value (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $350; fully collateralized by a U.S. Government obligation; 1.38% due 1/15/20; valued at $357)	$350	350
HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $835; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 8/31/20 - 11/15/22; valued at $851)	835	835
Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $300; fully collateralized by a U.S. Government obligation; 2.51% due 1/31/21; valued at $306)	300	300
		1,485
Total Securities held as Collateral on Loaned Securities (Cost $6,892)		6,892

Shares
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $5,643)	5,643,438	5,643

	Face Amount (000)
Sovereign (2.0%)
Nigeria (1.0%)
Nigeria Treasury Bills,
14.34%, 2/27/20	NGN	177,499	435
14.66%, 2/27/20	215,150		527
15.08%, 2/27/20	398,351		975
			1,937

Egypt (1.0%)
Egypt Treasury Bills,
17.58%, 9/10/19	EGP	21,875	1,177
17.50%, 9/10/19	14,675		790
			1,967
Total Short-Term Investments (Cost $16,417)			16,439
Total Investments (101.9%) (Cost $202,878) Including $6,885 of Securities Loaned (i)(j)(k)			198,699
Liabilities in Excess of Other Assets (-1.9%)			(3,662)
Net Assets (100.0%)			$195,037

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or Variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $6,885,000 and $7,004,000, respectively. The Fund received cash collateral of approximately $7,004,000, of which approximately $6,892,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2019, there was uninvested cash collateral of approximately $112,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.
(e)	Issuer in bankruptcy.
(f)	Non-income producing security; bond in default.
(g)	Security has been deemed illiquid at March 31, 2019.
(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(i)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(j)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(k)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,590,000 and the aggregate gross unrealized depreciation is approximately $11,809,000, resulting in net unrealized depreciation of approximately $4,219,000.

BADLAR	Buenos Aires Deposits of Large Amount Rate.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2019:

Counterparty	Contracts to Deliver (000)	In Exchange For (000)		Delivery Date	Unrealized Depreciation (000)
BNP Paribas SA	$689	ARS	29,007	4/26/19	$(40)

ARS	—	Argentine Peso
EGP	—	Egyptian Pound
EUR	—	Euro
NGN	—	Nigerian Naira

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	84.7%
Corporate Bonds	9.3
Short-Term Investments	5.0
Other**	1.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $40,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Argentina (0.3%)
Grupo Financiero Galicia SA ADR	29,835	$761

Brazil (8.7%)
Ambev SA	828,604	3,562
Atacadao Distribuicao Comercio e Industria Ltda	261,482	1,342
B3 SA - Brasil Bolsa Balcao	351,797	2,886
Banco Bradesco SA (Preference)	190,610	2,090
Itau Unibanco Holding SA (Preference)	467,607	4,112
Lojas Renner SA	222,466	2,488
Petroleo Brasileiro SA	376,454	2,995
Petroleo Brasileiro SA (Preference)	388,190	2,782
		22,257
Chile (2.0%)
Banco Santander Chile	21,411,659	1,611
Banco Santander Chile ADR	8,148	242
SACI Falabella	435,406	3,238
		5,091
China (25.8%)
Alibaba Group Holding Ltd. ADR (a)	43,063	7,857
Anhui Conch Cement Co., Ltd., Class A (b)	357,484	2,035
Baidu, Inc. ADR (a)	8,200	1,352
Bank of China Ltd. H Shares (b)(c)	10,991,000	4,984
China Construction Bank Corp. H Shares (b)(c)	8,223,230	7,049
China Life Insurance Co., Ltd. H Shares (b)(c)	699,000	1,880
China Mengniu Dairy Co., Ltd. (a)(b)(c)	705,000	2,622
China Mobile Ltd. (b)(c)	341,000	3,487
China Overseas Land & Investment Ltd. (b)(c)	446,000	1,696
China Pacific Insurance Group Co., Ltd. H Shares (b)(c)	642,800	2,522
China Resources Beer Holdings Co., Ltd. (b)(c)	152,000	640
China Resources Land Ltd. (b)(c)	148,000	664
China Resources Power Holdings Co., Ltd. (b)(c)	388,000	583
China Unicom Hong Kong Ltd. (b)(c)	1,308,000	1,669
CSPC Pharmaceutical Group Ltd. (b)(c)	724,000	1,346
Kweichow Moutai Co., Ltd., Class A (b)	18,691	2,386
New Oriental Education & Technology Group, Inc. ADR (a)	23,503	2,117
PetroChina Co., Ltd. H Shares (b)(c)	2,532,000	1,642
Pinduoduo, Inc. ADR (a)	21,104	523
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)(c)	304,400	664
Shenzhou International Group Holdings Ltd. (b)(c)	238,000	3,189
Sinopharm Group Co., Ltd. H Shares (b)(c)	156,000	650
TAL Education Group ADR (a)	33,352	1,203
Tencent Holdings Ltd. (b)(c)	269,700	12,401
Universal Scientific Industrial Shanghai Co. Ltd., Class A (b)	383,898	881
Yihai International Holding Ltd. (b)(c)	39,000	174
		66,216
Egypt (0.8%)
Commercial International Bank Egypt SAE (b)	495,668	1,961

Germany (1.0%)
Adidas AG (b)	10,484	2,547

Hungary (2.2%)
OTP Bank Nyrt (b)	83,092	3,658
Richter Gedeon Nyrt (b)	100,280	1,892
		5,550
India (9.7%)
Ashok Leyland Ltd. (b)	1,621,926	2,134
Eicher Motors Ltd. (b)	5,184	1,535
Housing Development Finance Corp., Ltd. (b)	83,293	2,367
ICICI Bank Ltd. (b)	320,577	1,854
ICICI Bank Ltd. ADR	112,105	1,285
ICICI Prudential Life Insurance Co. Ltd. (b)	92,699	469
IndusInd Bank Ltd. (b)	97,408	2,499
L&T Finance Holdings Ltd. (b)	485,123	1,069
Larsen & Toubro Ltd. (b)	81,953	1,637
Marico Ltd. (b)	549,623	2,752
Maruti Suzuki India Ltd. (b)	25,679	2,476
Shree Cement Ltd. (b)	10,621	2,863
Tata Consultancy Services Ltd. (b)	67,135	1,940
		24,880
Indonesia (5.5%)
Astra International Tbk PT (b)	3,787,200	1,951
Bank Central Asia Tbk PT (b)	2,066,600	4,030
Bank Mandiri Persero Tbk PT (b)	3,620,800	1,896
Bank Rakyat Indonesia Persero Tbk PT (b)	7,322,200	2,122
Telekomunikasi Indonesia Persero Tbk PT (b)	7,511,100	2,075
Unilever Indonesia Tbk PT (b)	557,200	1,929
		14,003
Korea, Republic of (4.4%)
BGF retail Co., Ltd. (b)	3,002	578
E-MART, Inc. (b)	3,780	573
GS Retail Co., Ltd. (b)	15,041	519
LG Household & Health Care Ltd. (b)	1,455	1,820
NAVER Corp. (b)	14,375	1,573
NCSoft Corp. (b)	699	306
S-Oil Corp. (b)	10,857	857
Samsung Biologics Co. Ltd. (a)(b)	890	252
Samsung Electronics Co., Ltd. (b)	124,859	4,910
		11,388
Malaysia (2.4%)
Malayan Banking Bhd (b)	806,501	1,831
Malaysia Airports Holdings Bhd (b)	573,500	1,018
Public Bank Bhd (b)	341,000	1,935
Sime Darby Plantation Bhd (b)	1,072,400	1,322
		6,106
Mexico (5.4%)
Alsea SAB de CV	558,662	1,170
Fomento Economico Mexicano SAB de CV ADR	39,574	3,652
Grupo Financiero Banorte SAB de CV Series O	745,668	4,051
Infraestructura Energetica Nova SAB de CV	430,000	1,728
Wal-Mart de Mexico SAB de CV	1,192,287	3,187
		13,788

Peru (2.5%)
Cia de Minas Buenaventura SAA ADR	224,996	3,888
Credicorp Ltd.	10,846	2,602
		6,490
Philippines (1.4%)
Ayala Corp. (b)	55,000	985
Ayala Land, Inc. (b)	799,200	684
SM Investments Corp. (b)	109,994	1,958
		3,627
Poland (3.3%)
Jeronimo Martins SGPS SA (b)	247,587	3,654
LPP SA (b)	1,054	2,287
Santander Bank Polska SA (b)	25,468	2,529
		8,470
Russia (4.5%)
MMC Norilsk Nickel PJSC ADR (b)	126,404	2,671
Sberbank of Russia PJSC ADR (b)	254,484	3,376
X5 Retail Group N.V. GDR (b)	105,601	2,633
Yandex N.V., Class A (a)	82,321	2,827
		11,507
South Africa (5.3%)
AVI Ltd. (b)	246,163	1,540
Bidvest Group Ltd. (The) (b)	186,913	2,510
Capitec Bank Holdings Ltd. (b)(d)	33,276	3,114
Clicks Group Ltd. (b)	158,686	2,028
Nedbank Group Ltd. (b)	14,019	244
Reunert Ltd. (b)	325,020	1,599
Sanlam Ltd. (b)	482,724	2,469
		13,504
Taiwan (8.7%)
ASE Technology Holding Co., Ltd. (b)	530,738	1,161
Cathay Financial Holding Co., Ltd. (b)	1,040,000	1,516
CTBC Financial Holding Co., Ltd. (b)	2,119,000	1,406
Eclat Textile Co., Ltd. (b)	64,000	861
Hon Hai Precision Industry Co., Ltd. (b)	219,972	527
Largan Precision Co., Ltd. (b)	4,000	600
MediaTek, Inc. (b)	161,000	1,473
Mega Financial Holding Co. Ltd. (b)	1,285,000	1,169
Nanya Technology Corp. (b)	180,000	360
President Chain Store Corp. (b)	29,000	286
Taiwan Cement Corp. (b)	327,000	437
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	1,456,000	11,648
Vanguard International Semiconductor Corp. (b)	370,000	800
		22,244
Thailand (1.6%)
Bangkok Dusit Medical Services PCL (Foreign)	1,628,800	1,273
CP ALL PCL (Foreign)	387,300	913
PTT PCL (Foreign)	1,363,100	2,066
		4,252
Turkey (1.7%)
Haci Omer Sabanci Holding AS (b)	1,559,752	2,195

Tupras Turkiye Petrol Rafinerileri AS (b)	97,329	2,180
		4,375
Total Common Stocks (Cost $207,423)		249,017

Short-Term Investments (4.1%)
Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $1,455)	1,454,965	1,455

Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $9,008)	9,008,358	9,008
Total Short-Term Investments (Cost $10,463)		10,463
Total Investments (101.3%) (Cost $217,886) Including $1,411 of Securities Loaned (b)(f)(g)		259,480
Liabilities in Excess of Other Assets (-1.3%)		(3,209)
Net Assets (100.0%)		$256,271

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The approximate fair value and percentage of net assets, $179,213,000 and 69.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(c)	Security trades on the Hong Kong exchange.
(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $1,411,000 and $1,455,000, respectively. The Fund received cash collateral of approximately $1,455,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $52,365,000 and the aggregate gross unrealized depreciation is approximately $10,744,000, resulting in net unrealized appreciation of approximately $41,621,000.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2019:

Counterparty	Contract to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
Goldman Sachs International	HKD	307,645	$39,283	5/24/19	$27

HKD	—	Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	56.7%
Banks	24.2
Interactive Media & Services	7.0
Food & Staples Retailing	6.1
Semiconductors & Semiconductor Equipment	6.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $27,000.

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.0%)
France (6.8%)
L’Oreal SA	4,549	$1,224
Pernod Ricard SA	6,483	1,165
		2,389
Germany (5.1%)
SAP SE	15,766	1,822

Italy (1.1%)
Davide Campari-Milano SpA	41,408	407

Netherlands (3.7%)
Heineken N.V.	12,434	1,313

United Kingdom (22.6%)
British American Tobacco PLC	28,589	1,193
Experian PLC	30,339	822
Reckitt Benckiser Group PLC	36,172	3,014
RELX PLC (a)	15,110	323
RELX PLC	39,073	837
Unilever PLC	31,130	1,785
		7,974
United States (57.7%)
Abbott Laboratories	14,568	1,165
Accenture PLC, Class A	9,749	1,716
Automatic Data Processing, Inc.	7,717	1,233
Baxter International, Inc.	18,725	1,523
Becton Dickinson & Co.	2,388	596
Church & Dwight Co., Inc.	6,419	457
Clorox Co. (The)	1,931	310
Coca-Cola Co. (The)	25,082	1,175
Danaher Corp.	9,774	1,290
Factset Research Systems, Inc.	2,129	529
Fidelity National Information Services, Inc.	6,491	734
Fox Corp., Class A (a)	8,494	312
Fox Corp., Class B (a)	7,108	255
Microsoft Corp.	21,652	2,554
Moody’s Corp.	2,496	452
NIKE, Inc., Class B	8,172	688
Philip Morris International, Inc.	26,965	2,383
Visa, Inc., Class A	11,383	1,778
Walt Disney Co. (The)	272	30
Zoetis, Inc.	12,030	1,211
		20,391
Total Common Stocks (Cost $21,558)		34,296

Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $1,409)	1,408,972	1,409

Total Investments (101.0%) (Cost $22,967) (c)(d)(e)	35,705
Liabilities in Excess of Other Assets (-1.0%)	(356)
Net Assets (100.0%)	$35,349

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Non-income producing security.

(b)          The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)                                  The approximate fair value and percentage of net assets, $13,905,000 and 39.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(e)                                  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,818,000 and the aggregate gross unrealized depreciation is approximately $80,000, resulting in net unrealized appreciation of approximately $12,738,000.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	15.3%
Other*	13.7
Health Care Equipment & Supplies	12.8
Software	12.3
Beverages	11.4
Household Products	10.6
Tobacco	10.0
Personal Products	8.4
Professional Services	5.5
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Australia (5.6%)
APA Group	76,304	$542
Atlas Arteria Ltd.	161,159	828
Sydney Airport	191,547	1,012
Transurban Group	257,975	2,420
		4,802
Brazil (0.4%)
Energisa SA (Units) (a)	29,900	310

Canada (15.8%)
Enbridge, Inc.	120,239	4,355
Hydro One Ltd. (b)	245,437	3,813
Pembina Pipeline Corp.	55,120	2,025
TransCanada Corp. (b)	72,042	3,235
		13,428
China (2.3%)
China Gas Holdings Ltd. (c)	357,000	1,255
ENN Energy Holdings Ltd. (c)	69,900	677
		1,932
France (6.5%)
Aeroports de Paris (ADP)	3,190	617
Getlink SE	104,600	1,587
Vinci SA	34,100	3,320
		5,524
Hong Kong (0.6%)
China Everbright International Ltd.	471,000	479

India (1.2%)
Azure Power Global Ltd. (d)	90,436	1,019

Italy (2.6%)
Atlantia SpA	33,076	858
Infrastrutture Wireless Italiane SpA	14,414	129
Italgas SpA	73,357	453
Snam SpA	158,170	814
		2,254
Mexico (6.5%)
Promotora y Operadora de Infraestructura SAB de CV	560,310	5,556

Netherlands (1.3%)
Koninklijke Vopak N.V.	23,720	1,136

New Zealand (0.6%)
Auckland International Airport Ltd.	92,959	516

Spain (8.1%)
Aena SME SA	3,690	665
Atlantica Yield PLC	256,181	4,985
Ferrovial SA	39,327	921

Red Electrica Corp., SA	15,010	320
		6,891
Switzerland (0.4%)
Flughafen Zurich AG (Registered)	2,080	380

United Kingdom (10.2%)
John Laing Group PLC	431,261	2,139
National Grid PLC	329,714	3,666
Pennon Group PLC	59,556	577
Severn Trent PLC	30,069	775
United Utilities Group PLC	140,619	1,494
		8,651
United States (35.1%)
American Electric Power Co., Inc.	1,020	85
American Tower Corp. REIT	31,940	6,294
American Water Works Co., Inc.	16,140	1,683
Atmos Energy Corp.	16,177	1,665
Cheniere Energy, Inc. (d)	19,510	1,334
Consolidated Edison, Inc.	20,290	1,721
Crown Castle International Corp. REIT	28,205	3,610
Edison International	25,837	1,600
Eversource Energy	25,809	1,831
Kinder Morgan, Inc.	137,123	2,744
NiSource, Inc.	29,193	837
ONEOK, Inc.	9,580	669
Sempra Energy	22,596	2,844
Targa Resources Corp.	11,890	494
Williams Cos., Inc. (The)	87,201	2,504
Xcel Energy, Inc.	760	43
		29,958
Total Common Stocks (Cost $67,309)		82,836

Short-Term Investments (6.4%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	2,698,034	2,698

	Face Amount (000)	Value (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $175; fully collateralized by a U.S. Government obligation; 1.38% due 1/15/20; valued at $178)	$175	175
HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $416; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 8/31/20 - 11/15/22; valued at $425)	416	416
Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $150; fully collateralized by a U.S. Government obligation; 2.51% due 1/31/21; valued at $153)	150	150
		741
Total Securities held as Collateral on Loaned Securities (Cost $3,439)		3,439

	Shares	Value (000)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $2,075)	2,075,195	2,075
Total Short-Term Investments (Cost $5,514)		5,514
Total Investments (103.6%) (Cost $72,823) Including $3,548 of Securities Loaned (f)(g)(h)		88,350
Liabilities in Excess of Other Assets (-3.6%)		(3,106)
Net Assets (100.0%)		$85,244

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $3,548,000 and $3,712,000, respectively. The Fund received cash collateral of approximately $3,495,000, of which approximately $3,439,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2019, there was uninvested cash collateral of approximately $56,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $217,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)                                  Security trades on the Hong Kong exchange.

(d)                                 Non-income producing security.

(e)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(f)                                   The approximate fair value and percentage of net assets, $27,580,000 and 32.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(h)                                 At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,323,000 and the aggregate gross unrealized depreciation is approximately $796,000, resulting in net unrealized appreciation of approximately $15,527,000.

REIT                  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	32.5%
Electricity Transmission & Distribution	15.6
Toll Roads	13.2
Communications	11.8
Diversified	7.5
Renewables	7.1
Other**	6.4
Water	5.9
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.

**     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
Australia (3.7%)
Dexus REIT	49,609	$449
Goodman Group REIT	56,370	534
GPT Group (The) REIT	88,423	390
Mirvac Group REIT	128,085	249
Scentre Group REIT	227,546	665
Stockland REIT	64,547	177
Vicinity Centres REIT	169,041	312
		2,776
Austria (0.1%)
Atrium European Real Estate Ltd. (a)	24,650	92

Canada (1.8%)
Boardwalk REIT	2,124	65
Crombie Real Estate Investment Trust REIT	9,139	97
First Capital Realty, Inc.	29,392	471
H&R Real Estate Investment Trust REIT	6,383	112
RioCan Real Estate Investment Trust REIT	27,386	542
SmartCentres Real Estate Investment Trust REIT	2,885	76
		1,363
China (1.1%)
China Overseas Land & Investment Ltd. (b)	84,000	319
China Resources Land Ltd. (b)	56,000	251
Country Garden Holdings Co., Ltd. (b)	15,000	23
Guangzhou R&F Properties Co., Ltd. H Shares (b)	7,200	16
Longfor Group Holdings Ltd. (China) (b)	65,500	231
		840
Finland (0.2%)
Kojamo Oyj	11,801	142

France (5.1%)
Carmila SA REIT	4,042	77
Covivio REIT	2,097	223
Gecina SA REIT	3,914	580
ICADE REIT	2,580	218
Klepierre SA REIT	40,064	1,403
Mercialys SA REIT	15,548	218
Unibail-Rodamco-Westfield REIT	6,479	1,062
		3,781
Germany (2.6%)
ADO Properties SA	2,226	127
Alstria Office AG REIT	12,012	195
Deutsche EuroShop AG	1,476	45
Deutsche Wohnen SE	9,998	485
LEG Immobilien AG	1,081	133
Vonovia SE	17,660	915
		1,900
Hong Kong (11.1%)
Champion REIT	167,000	145
CK Asset Holdings Ltd.	69,500	618

Henderson Land Development Co., Ltd.	25,666	163
Hongkong Land Holdings Ltd.	169,600	1,207
Hysan Development Co., Ltd.	39,921	214
Link REIT	153,164	1,791
New World Development Co., Ltd.	231,585	384
Sino Land Co., Ltd.	149,638	289
Sun Hung Kai Properties Ltd.	98,393	1,688
Swire Properties Ltd.	229,100	986
Wharf Holdings Ltd. (The)	34,816	105
Wharf Real Estate Investment Co., Ltd.	88,420	658
		8,248
Ireland (0.5%)
Green REIT PLC	141,010	237
Hibernia REIT PLC	101,170	152
		389
Japan (9.9%)
Activia Properties, Inc. REIT	30	125
Advance Residence Investment Corp. REIT	74	206
Daiwa House Investment Corp. REIT	14	31
Frontier Real Estate Investment Corp. REIT	20	84
GLP J-REIT	231	248
Hulic Co., Ltd.	8,300	82
Hulic REIT, Inc.	29	49
Invincible Investment Corp. REIT	78	38
Japan Hotel REIT Investment Corp.	274	221
Japan Real Estate Investment Corp. REIT	98	578
Japan Retail Fund Investment Corp. REIT	172	346
Kenedix Office Investment Corp. REIT	14	97
Mitsubishi Estate Co., Ltd.	72,400	1,315
Mitsui Fudosan Co., Ltd.	49,700	1,252
Mori Trust Sogo Reit, Inc.	62	96
Nippon Building Fund, Inc. REIT	109	738
Nippon Prologis, Inc. REIT	32	68
Nomura Real Estate Master Fund, Inc. REIT	258	380
Orix, Inc. J-REIT	53	91
Premier Investment Corp. REIT	87	110
Sumitomo Realty & Development Co., Ltd.	21,000	871
United Urban Investment Corp. REIT	195	308
		7,334
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	5,886,464	7

Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	11,256	325
NSI N.V. REIT	1,070	45
Wereldhave N.V. REIT	2,290	63
		433
Norway (0.4%)
Entra ASA	18,074	273
Norwegian Property ASA	34,158	43
		316
Singapore (1.0%)
Ascendas Real Estate Investment Trust REIT	65,500	141
CapitaLand Commercial Trust REIT	101,792	146

CapitaLand Mall Trust REIT	137,100	241
Mapletree Industrial Trust REIT	22,100	34
Mapletree Logistics Trust REIT	46,700	50
Suntec Real Estate Investment Trust REIT	28,800	42
UOL Group Ltd.	15,474	80
		734
Spain (1.0%)
Inmobiliaria Colonial Socimi SA REIT	19,832	204
Merlin Properties Socimi SA REIT	40,869	535
		739
Sweden (0.7%)
Atrium Ljungberg AB, Class B	6,362	109
Castellum AB	4,007	78
Hufvudstaden AB, Class A	12,999	225
Kungsleden AB	10,165	81
		493
Switzerland (0.2%)
PSP Swiss Property AG (Registered)	1,345	146

United Kingdom (5.2%)
British Land Co., PLC (The) REIT	121,741	934
Capital & Counties Properties PLC	30,658	96
Derwent London PLC REIT	11,267	473
Grainger PLC	30,756	95
Great Portland Estates PLC REIT	42,991	418
Hammerson PLC REIT	37,059	162
Intu Properties PLC REIT	36,728	51
Land Securities Group PLC REIT	87,169	1,038
LXB Retail Properties PLC (a)	137,376	3
Segro PLC REIT	20,783	182
Shaftesbury PLC REIT	3,377	39
St. Modwen Properties PLC	27,615	143
Urban & Civic PLC	68,735	245
Workspace Group PLC REIT	1,229	16
		3,895
United States (53.6%)
Alexandria Real Estate Equities, Inc. REIT	3,760	536
American Campus Communities, Inc. REIT	8,230	392
American Homes 4 Rent, Class A REIT	33,746	767
Apartment Investment & Management Co., Class A REIT	4,021	202
AvalonBay Communities, Inc. REIT	10,509	2,110
Boston Properties, Inc. REIT	18,848	2,523
Brandywine Realty Trust REIT	6,027	96
Brixmor Property Group, Inc. REIT	44,196	812
Camden Property Trust REIT	8,861	899
Chesapeake Lodging Trust REIT	14,007	390
Columbia Property Trust, Inc. REIT	23,868	537
Corporate Office Properties Trust REIT	5,568	152
Cousins Properties, Inc. REIT	22,685	219
CubeSmart REIT	21,487	688
DiamondRock Hospitality Co. REIT	65,788	713
Digital Realty Trust, Inc. REIT	7,110	846
Duke Realty Corp. REIT	12,161	372
Equity Residential REIT	18,233	1,373
Essex Property Trust, Inc. REIT	2,235	647
Extra Space Storage, Inc. REIT	3,750	382

Gaming and Leisure Properties, Inc. REIT	9,168	354
HCP, Inc. REIT	8,225	257
Healthcare Realty Trust, Inc. REIT	32,884	1,056
Healthcare Trust of America, Inc., Class A REIT	11,208	320
Host Hotels & Resorts, Inc. REIT	80,103	1,514
Hudson Pacific Properties, Inc. REIT	17,212	592
Invitation Homes, Inc. REIT	27,590	671
JBG SMITH Properties REIT	7,226	299
Kilroy Realty Corp. REIT	3,399	258
Lexington Realty Trust REIT	15,280	138
Life Storage, Inc. REIT	1,985	193
Macerich Co. (The) REIT	40,370	1,750
Mack-Cali Realty Corp. REIT	26,494	588
Mid-America Apartment Communities, Inc. REIT	4,187	458
Paramount Group, Inc. REIT	58,864	835
ProLogis, Inc. REIT	34,707	2,497
Public Storage REIT	4,236	923
QTS Realty Trust, Inc., Class A REIT	2,659	120
Regency Centers Corp. REIT	18,904	1,276
RLJ Lodging Trust REIT	48,616	854
Simon Property Group, Inc. REIT	24,430	4,451
SL Green Realty Corp. REIT	31,151	2,801
Sunstone Hotel Investors, Inc. REIT	13,822	199
Tier REIT, Inc. REIT	13,789	395
UDR, Inc. REIT	7,653	348
Ventas, Inc. REIT	6,450	412
Vornado Realty Trust REIT	20,051	1,352
Welltower, Inc. REIT	4,714	366
		39,933
Total Common Stocks (Cost $56,371)		73,561

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $539)	538,796	539
Total Investments (99.5%) (Cost $56,910) (f)(g)(h)		74,100
Other Assets in Excess of Liabilities (0.5%)		360
Net Assets (100.0%)		$74,460

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  At March 31, 2019, the Fund held a fair valued security valued at approximately $7,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)                                 Security has been deemed illiquid at March 31, 2019.

(e)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(f)                                   The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(g)                                  The approximate fair value and percentage of net assets, $31,196,000 and 41.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)                                 At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $18,930,000 and the aggregate gross unrealized depreciation is approximately $1,740,000, resulting in net unrealized appreciation of approximately $17,190,000.

CVA                     Certificaten Van Aandelen.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	25.3%
Retail	22.3
Office	20.0
Residential	14.3
Other*	7.4
Industrial	5.4
Lodging/Resorts	5.3
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (45.1%)
Agency Adjustable Rate Mortgages (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
1 Month USD LIBOR + 1.62%, 2.48%, 7/1/45 (Cost $69)	$68		$68

Agency Fixed Rate Mortgages (3.3%)
United States (3.3%)
Federal Home Loan Mortgage Corporation,
4.50%, 1/1/49		100	103
April TBA:
3.50%, 4/1/49 (a)		600	609
Gold Pools:
3.50%, 2/1/45 – 6/1/45		415	424
Federal National Mortgage Association,
April TBA:
3.50%, 4/1/49 (a)		386	391
4.00%, 4/1/49 (a)		350	360
4.50%, 4/1/49 (a)		100	104
Conventional Pools:
3.50%, 3/1/49		150	152
4.00%, 11/1/41 – 4/1/49		561	581
4.50%, 3/1/41 – 11/1/44		210	222
5.00%, 1/1/41 – 3/1/41		88	95
6.00%, 1/1/38		14	15
6.50%, 8/1/38		4	4
May TBA:
3.00%, 5/1/49 (a)		220	219
Government National Mortgage Association,
Various Pool:
4.00%, 7/15/44		52	54
Various Pools:
5.00%, 2/20/49 – 3/20/49		250	260
Total Agency Fixed Rate Mortgages (Cost $3,604)			3,593

Asset-Backed Securities (0.4%)
United States (0.4%)
Louisiana Public Facilities Authority
3.67%, 4/26/27 (b)		33	33
New Century Home Equity Loan Trust
1 Month USD LIBOR + 1.35%, 3.84%, 3/25/33 (b)		73	73
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 3.57%, 7/25/25 (b)		30	30
NovaStar Mortgage Funding Trust
1 Month USD LIBOR + 1.58%, 4.06%, 12/25/34 (b)		75	75
Renaissance Home Equity Loan Trust
1 Month USD LIBOR + 0.76%, 3.25%, 12/25/32 (b)		85	85
United Auto Credit Securitization Trust
4.26%, 5/10/23 (c)		100	101
Total Asset-Backed Securities (Cost $394)			397

Commercial Mortgage-Backed Securities (0.9%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%, 1.99%, 5/22/28 (b)	GBP	100	129

United States (0.8%)
COMM Mortgage Trust,
3.28%, 1/10/46		$45	45
3.96%, 3/10/47		144	151
4.73%, 7/15/47 (b)(c)		100	95
Commercial Mortgage Pass-Through Certificates,
4.24%, 2/10/47 (b)		77	81
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	41
WFCG Commercial Mortgage Trust,
1 Month USD LIBOR + 3.14%, 5.62%, 11/15/29 (b)(c)		137	137
WFRBS Commercial Mortgage Trust,
3.99%, 10/15/57 (b)(c)		144	132
5.03%, 9/15/46 (b)(c)		140	134
			816
Total Commercial Mortgage-Backed Securities (Cost $933)			945

Corporate Bonds (14.3%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	100	114
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		$85	91
Macquarie Group Ltd.,
6 Month USD LIBOR + 1.33%, 4.15%, 3/27/24 (c)		50	51
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		70	71
Woolworths Group Ltd.,
4.00%, 9/22/20 (c)		150	152
			479
Canada (0.8%)
Goldcorp, Inc.,
3.70%, 3/15/23		73	74
Province of Alberta Canada,
1.75%, 8/26/20		260	257
Province of British Columbia Canada,
2.00%, 10/23/22		260	256
Royal Bank of Canada,
2.75%, 2/1/22		250	251
			838
Chile (0.2%)
Banco del Estado de Chile,
2.67%, 1/8/21 (c)		200	198

China (0.4%)
Baidu, Inc.,
2.88%, 7/6/22		200	198
Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		200	204
			402
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		230	252

France (1.1%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)	200		195
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	200	226
BNP Paribas SA,
3.80%, 1/10/24 (c)	$200		202
5.00%, 1/15/21	85		88
BPCE SA,
5.15%, 7/21/24 (c)	200		209
Electricite de France SA,
5.00%, 1/22/26 (d)	EUR	100	119
TOTAL SA,
3.88%, 5/18/22 (d)	100		122
			1,161
Germany (1.3%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)	$200		201
BMW US Capital LLC,
2.15%, 4/6/20 (c)	200		199
Deutsche Bank AG,
2.70%, 7/13/20	225		223
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)	150		148
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	190	228
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	100		125
Siemens Financieringsmaatschappij N.V.,
2.15%, 5/27/20 (c)	$250		249
			1,373
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26	200		196

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	120		114

Italy (0.2%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	100	113
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)	$100		105
Telecom Italia Finance SA,
7.75%, 1/24/33	EUR	30	44
			262
Korea, Republic of (0.2%)
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)	$200		207

Malaysia (0.2%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	200		204

Netherlands (0.4%)
ABN AMRO Bank N.V.,
2.88%, 6/30/25	EUR	100	116

Cooperatieve Rabobank UA,
3.88%, 2/8/22		$50	51
Series G
3.75%, 11/9/20	EUR	50	59
ING Bank N.V.,
5.80%, 9/25/23 (c)		$200	216
			442
Spain (0.4%)
Banco Santander SA,
5.18%, 11/19/25	200		211
Telefonica Emisiones SA,
4.71%, 1/20/20	EUR	200	233
			444
Sweden (0.2%)
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20		$250	249

Switzerland (0.2%)
ABB Treasury Center USA, Inc.,
4.00%, 6/15/21 (c)	50		51
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)	200		201
			252
United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)	200		204

United Kingdom (1.6%)
BP Capital Markets PLC,
2.50%, 11/6/22	100		99
Heathrow Funding Ltd.,
4.88%, 7/15/23 (c)	100		104
HSBC Holdings PLC,
4.25%, 3/14/24	200		205
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	200	238
Lloyds Banking Group PLC,
4.55%, 8/16/28		$200	207
Nationwide Building Society,
6 Month USD LIBOR + 1.06%, 3.77%, 3/8/24 (c)	200		199
NGG Finance PLC,
5.63%, 6/18/73	GBP	100	140
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23		$200	201
Standard Chartered PLC,
2.10%, 8/19/19 (c)	225		224
Vodafone Group PLC,
4.38%, 5/30/28	125		127
			1,744
United States (6.0%)
Abbott Laboratories,
3.40%, 11/30/23	35		36
Air Lease Corp.,
2.13%, 1/15/20	150		149
Altria Group, Inc.,
3.80%, 2/14/24	125		127

Amazon.com, Inc.,
2.80%, 8/22/24		150	150
American Express Credit Corp.,
MTN
2.20%, 3/3/20		125	124
American International Group, Inc.,
4.88%, 6/1/22		50	53
Apple, Inc.,
2.50%, 2/9/22		200	200
AT&T, Inc.,
1.80%, 9/5/26	EUR	100	117
4.25%, 3/1/27	$50		51
4.50%, 3/9/48		45	42
5.15%, 2/15/50		50	51
AvalonBay Communities, Inc.,
Series G
2.95%, 9/15/22		50	50
Bank of America Corp.,
MTN
4.00%, 1/22/25		175	179
Capital One NA,
1.85%, 9/13/19		250	249
Charter Communications Operating LLC/Charter Communications
Operating Capital,
4.91%, 7/23/25		25	26
6.48%, 10/23/45		50	56
Cigna Corp.,
3.75%, 7/15/23 (c)		100	103
Citigroup, Inc.,
5.50%, 9/13/25		75	82
Coca-Cola Co. (The),
3.20%, 11/1/23		100	103
Constellation Brands, Inc.,
4.40%, 11/15/25		75	79
CVS Health Corp.,
3.70%, 3/9/23		200	203
Discover Bank,
3.10%, 6/4/20		255	256
Dollar Tree, Inc.,
3.70%, 5/15/23		75	76
Dow Chemical Co. (The),
4.55%, 11/30/25 (c)		125	132
Duke Energy Corp.,
1.80%, 9/1/21		100	98
Five Corners Funding Trust,
4.42%, 11/15/23 (c)		200	211
Ford Motor Credit Co., LLC,
2.68%, 1/9/20		200	199
Fox Corp.,
4.71%, 1/25/29 (c)		50	54
General Motors Financial Co., Inc.,
2.35%, 10/4/19		75	75
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22		75	74
6.75%, 10/1/37		125	153
HSBC USA, Inc.,
3.50%, 6/23/24		100	101
JPMorgan Chase & Co.,
2.25%, 1/23/20		200	199
McDonald’s Corp.,
MTN
3.38%, 5/26/25		100	102

Medtronic, Inc.,
3.63%, 3/15/24		100	104
Metropolitan Life Global Funding I,
2.40%, 1/8/21 (c)		200	199
Microsoft Corp.,
1.55%, 8/8/21		200	195
NBC Universal Media LLC,
4.38%, 4/1/21		130	134
NextEra Energy Capital Holdings, Inc.,
3.55%, 5/1/27		125	126
Oracle Corp.,
3.40%, 7/8/24		75	77
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	100	129
Prologis Euro Finance LLC,
1.88%, 1/5/29		100	118
Rockwell Collins, Inc.,
1.95%, 7/15/19	$100		100
salesforce.com, Inc.,
3.25%, 4/11/23		100	103
Starbucks Corp.,
3.80%, 8/15/25		100	103
Stryker Corp.,
2.63%, 11/30/30	EUR	100	127
Synchrony Bank,
3.65%, 5/24/21	$250		252
Thermo Fisher Scientific, Inc.,
Series .
1.40%, 1/23/26	EUR	100	117
Union Pacific Corp.,
3.95%, 9/10/28	$50		53
UnitedHealth Group, Inc.,
2.88%, 3/15/23		100	101
Verizon Communications, Inc.,
4.67%, 3/15/55		82	84
Visa, Inc.,
3.15%, 12/14/25		75	76
Walmart, Inc.,
2.55%, 4/11/23		50	50
Wells Fargo & Co.,
3.00%, 10/23/26		325	317
			6,525
Total Corporate Bonds (Cost $15,519)			15,546

Mortgages - Other (1.1%)
United States (1.1%)
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		429	423
3.50%, 5/25/45 – 7/25/46		241	242
4.00%, 5/25/45		23	24
Seasoned Credit Risk Transfer Trust,
3.00%, 8/25/56 – 7/25/58		401	392
3.50%, 7/25/58		149	148
Total Mortgages - Other (Cost $1,229)			1,229

Sovereign (22.6%)
Argentina (2.6%)
Argentine Republic Government International Bond,
5.88%, 1/11/28		949	731
6.25%, 4/22/19		2,035	2,035

Australia (0.7%)
Australia Government Bond,
2.75%, 11/21/27 – 11/21/28	AUD	970	747

Austria (0.3%)
Republic of Austria Government Bond,
4.15%, 3/15/37 (c)	EUR	160	284

Belgium (0.6%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/28 (c)	300		352
1.90%, 6/22/38 (c)	240		308
			660
Canada (1.1%)
Canadian Government Bond,
1.00%, 6/1/27	CAD	530	378
2.00%, 6/1/28	1,000		772
			1,150
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	130	151
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$200		199
			350
Cyprus (0.1%)
Cyprus Government International Bond,
2.75%, 6/27/24	EUR	50	62
3.75%, 7/26/23	50		64
			126
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	670	107

France (0.8%)
French Republic Government Bond OAT,
1.75%, 5/25/23	EUR	360	440
2.00%, 5/25/48 (c)	160		210
3.25%, 5/25/45	130		214
			864
Germany (0.4%)
Bundesrepublik Deutschland Bundesanleihe,
4.25%, 7/4/39	230		454

Greece (2.2%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	2,109		2,393

Hungary (0.4%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	23,400	85
5.50%, 6/24/25	47,300		199
Hungary Government International Bond,
5.75%, 11/22/23	$130		144
			428

Indonesia (0.3%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	130	149
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	1,220,000	78
8.25%, 5/15/29	1,280,000		94
			321
Italy (1.2%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	360	409
3.75%, 9/1/24	460		568
3.85%, 9/1/49 (c)	240		283
			1,260
Japan (6.5%)
Japan Government Ten Year Bond,
0.10%, 6/20/26	JPY	119,000	1,098
0.50%, 9/20/24	129,000		1,210
1.10%, 6/20/21	226,000		2,097
Japan Government Thirty Year Bond,
0.30%, 6/20/46	68,000		587
1.70%, 6/20/33	99,000		1,094
2.00%, 9/20/40	76,000		915
			7,001
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	600	149

Mexico (0.7%)
Mexican Bonos,
8.50%, 5/31/29	MXN	6,000	318
Series M
7.50%, 6/3/27	7,000		350
Petroleos Mexicanos,
4.88%, 1/18/24	$120		118
			786
Netherlands (0.2%)
Netherlands Government Bond,
3.75%, 1/15/42 (c)	EUR	120	227

New Zealand (0.0%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	40	30

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	730	87

Poland (0.3%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	670	172
2.75%, 4/25/28	600		157
			329

Portugal (0.3%)
Portugal Obrigacoes do Tesouro OT,
3.88%, 2/15/30 (c)	EUR	240	338

Russia (0.1%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	5,250	78

Spain (1.5%)
Spain Government Bond,
0.35%, 7/30/23	EUR	550	625
0.40%, 4/30/22	330		377
1.95%, 7/30/30 (c)	190		229
2.70%, 10/31/48 (c)	70		86
4.40%, 10/31/23 (c)	210		282
			1,599
Supernational (0.7%)
European Financial Stability Facility,
1.25%, 5/24/33	110		132
European Investment Bank,
0.20%, 7/15/24	190		217
International Bank for Reconstruction & Development,
2.20%, 2/27/24	AUD	620	446
			795
Sweden (0.0%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	470	54

United Kingdom (1.0%)
United Kingdom Gilt,
3.50%, 1/22/45	GBP	430	789
4.25%, 9/7/39	140		271
			1,060
Total Sovereign (Cost $24,087)			24,443

U.S. Treasury Securities (2.4%)
United States (2.4%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$370		349
3.13%, 5/15/48	820		870
4.25%, 11/15/40	830		1,040
U.S. Treasury Note,
2.25%, 2/15/27	390		387
Total U.S. Treasury Securities (Cost $2,485)			2,646
Total Fixed Income Securities (Cost $48,320)			48,867

	Shares	Value (000)
Common Stocks (34.0%)
Australia (0.9%)
AGL Energy Ltd.	749	12
Alumina Ltd.	5,569	10
Amcor Ltd.	1,645	18
AMP Ltd.	4,271	6
APA Group	380	3

ASX Ltd.	294	15
Australia & New Zealand Banking Group Ltd.	4,462	83
Bendigo & Adelaide Bank Ltd.	3	—	@
BHP Group Ltd.	3,478	95
Brambles Ltd.	1,848	15
CIMIC Group Ltd.	244	8
Coca-Cola Amatil Ltd.	317	2
Coles Group Ltd. (e)	1,305	11
Commonwealth Bank of Australia	1,558	78
CSL Ltd.	631	88
Fortescue Metals Group Ltd.	1,713	9
GPT Group (The) REIT	4,585	20
Incitec Pivot Ltd.	2,655	6
Insurance Australia Group Ltd.	2,917	16
Macquarie Group Ltd.	427	39
National Australia Bank Ltd.	3,457	62
Newcrest Mining Ltd.	776	14
OneMarket Ltd. (e)	137	—	@
Orica Ltd.	644	8
Origin Energy Ltd.	1,422	7
Orora Ltd.	1,645	3
QBE Insurance Group Ltd.	2,359	21
Rio Tinto Ltd.	468	33
Santos Ltd.	1,191	6
Scentre Group REIT	6,017	18
Shopping Centres Australasia Property Group REIT	314	1
South32 Ltd.	7,996	21
South32 Ltd.	3,478	9
Star Entertainment Grp Ltd. (The)	218	1
Stockland REIT	6,034	16
Suncorp Group Ltd.	1,750	17
Sydney Airport	452	2
Tabcorp Holdings Ltd.	224	1
Telstra Corp., Ltd.	5,964	14
Transurban Group	2,014	19
Treasury Wine Estates Ltd.	964	10
Wesfarmers Ltd.	1,163	29
Westpac Banking Corp.	3,149	58
Woodside Petroleum Ltd.	670	16
Woolworths Group Ltd.	1,538	33
		953
Austria (0.1%)
Erste Group Bank AG	1,171	43
IMMOFINANZ AG (e)	56	1
Raiffeisen Bank International AG	412	9
Verbund AG	75	4
voestalpine AG	158	5
		62
Belgium (0.2%)
Ageas	219	11
Anheuser-Busch InBev SA N.V.	624	52
bpost SA	6,522	70
Cie d’Entreprises CFE	85	8
Colruyt SA	71	5
D’ieteren SA	227	9
Econocom Group SA	3,660	15
Groupe Bruxelles Lambert SA	119	12
KBC Group N.V.	795	56
Proximus SADP	60	2
Solvay SA	57	6

Umicore SA	254	11
		257
Canada (1.4%)
Agnico Eagle Mines Ltd.	200	9
Bank of Montreal	476	36
Bank of Nova Scotia (The)	867	46
Barrick Gold Corp.	14,601	200
Barrick Gold Corp.	1,549	22
BCE, Inc.	600	27
Blackberry Ltd. (e)	476	5
Brookfield Asset Management, Inc., Class A	609	28
Brookfield Business Partners LP	20	1
Cameco Corp.	476	6
Canadian Imperial Bank of Commerce	676	53
Canadian National Railway Co.	662	59
Canadian Natural Resources Ltd.	562	15
Canadian Pacific Railway Ltd.	200	41
Cenovus Energy, Inc.	562	5
Crescent Point Energy Corp.	286	1
Eldorado Gold Corp. (e)	94	—	@
Enbridge, Inc.	338	12
Enbridge, Inc.	5,157	187
Encana Corp.	562	4
Encana Corp.	829	6
Fortis, Inc.	100	4
George Weston Ltd.	17	1
Gibson Energy, Inc.	500	9
Goldcorp, Inc.	562	6
Hydro One Ltd.	100	2
Imperial Oil Ltd.	95	3
Inter Pipeline Ltd.	1,600	26
Keyera Corp.	800	19
Kinder Morgan Canada Ltd.	100	1
Kinross Gold Corp. (e)	752	3
Loblaw Cos., Ltd.	129	6
Magna International, Inc.	671	33
Manulife Financial Corp.	1,881	32
National Bank of Canada	500	23
Nutrien Ltd.	629	33
Obsidian Energy Ltd. (e)	500	—	@
Pembina Pipeline Corp.	2,000	73
Power Corp. of Canada	571	13
PrairieSky Royalty Ltd.	19	—	@
Rogers Communications, Inc., Class B	481	26
Royal Bank of Canada	1,252	94
Sun Life Financial, Inc.	467	18
Suncor Energy, Inc.	1,133	37
Teck Resources Ltd., Class B	476	11
Thomson Reuters Corp.	363	22
Tidewater Midstream and Infrastructure Ltd.	700	1
Toronto-Dominion Bank (The)	1,629	88
TransCanada Corp.	4,171	187
Wheaton Precious Metals Corp.	381	9
Yamana Gold, Inc.	657	2
		1,545
China (0.0%)
Yum China Holdings, Inc.	356	16

Denmark (0.4%)
AP Moller - Maersk A/S Series A	6	7

AP Moller - Maersk A/S Series B	11	14
Carlsberg A/S Series B	13	2
Danske Bank A/S	1,045	18
DSV A/S	435	36
Novo Nordisk A/S Series B	4,866	255
Novozymes A/S Series B	383	18
Orsted A/S	58	4
Vestas Wind Systems A/S	448	38
		392
Finland (0.1%)
Elisa Oyj	217	10
Fortum Oyj	523	11
Kone Oyj, Class B	343	17
Metso Oyj	120	4
Nokia Oyj	3,329	19
Nokian Renkaat Oyj	280	9
Sampo Oyj, Class A	355	16
Stora Enso Oyj, Class R	588	7
UPM-Kymmene Oyj	325	10
Valmet Oyj	120	3
Wartsila Oyj Abp	513	8
		114
France (2.6%)
Aeroports de Paris (ADP)	718	139
Air Liquide SA	333	42
Airbus SE	396	53
Akka Technologies	230	16
ALD SA	1,102	15
Alstom SA	238	10
Alten SA	591	63
Altran Technologies SA	4,709	52
ArcelorMittal	262	5
AXA SA	1,795	45
BNP Paribas SA	4,353	209
Bouygues SA	208	7
Capgemini SE	195	24
Carrefour SA	511	10
CGG SA (e)	5	—	@
Cie de Saint-Gobain	408	15
Cie Generale des Etablissements Michelin SCA	417	49
Covivio REIT	31	3
Credit Agricole SA	4,840	59
Danone SA	510	39
Derichebourg SA	5,297	22
Eiffage SA	1,335	128
Electricite de France SA	521	7
Elior Group SA	3,833	51
Engie SA	1,744	26
EssilorLuxottica SA	178	19
Faurecia SA	90	4
Fnac Darty SA (e)	629	47
Gecina SA REIT	22	3
Getlink SE	557	8
Hermes International	23	15
Iliad SA	10	1
Jacquet Metal Service SA	371	6
Kaufman & Broad SA	362	15
Klepierre SA REIT	187	7
L’Oreal SA	277	75
Legrand SA	114	8

LVMH Moet Hennessy Louis Vuitton SE	185	68
Orange SA	2,477	40
Pernod Ricard SA	231	42
Peugeot SA	11,202	274
Publicis Groupe SA	183	10
Renault SA	423	28
Safran SA	147	20
Sanofi	548	48
Schneider Electric SE	459	36
SES SA	360	6
Societe Generale SA	3,055	89
Sodexo SA	160	18
Suez	120	2
Thales SA	92	11
TOTAL SA	1,305	72
Unibail-Rodamco-Westfield REIT	52	9
Unibail-Rodamco-Westfield REIT CDI	1,000	8
Valeo SA	286	8
Vallourec SA (e)	98	—	@
Veolia Environnement SA	516	12
Vinci SA	6,424	625
Vivendi SA	1,030	30
Worldline SA (e)	1,695	101
		2,854
Germany (1.4%)
Adidas AG	126	31
Allianz SE (Registered)	284	63
Amadeus Fire AG	66	8
Aumann AG	589	19
BASF SE	417	31
Bayer AG (Registered)	547	35
Bayerische Motoren Werke AG	648	50
Bayerische Motoren Werke AG (Preference)	66	4
Bechtle AG	775	72
Befesa SA	350	15
Beiersdorf AG	12	1
Bilfinger SE	1,521	53
CANCOM SE	1,067	48
CECONOMY AG (e)	125	1
Commerzbank AG (e)	2,994	23
Continental AG	191	29
Daimler AG (Registered)	1,568	92
Deutsche Bank AG (Registered)	628	5
Deutsche Boerse AG	110	14
Deutsche Lufthansa AG (Registered)	129	3
Deutsche Post AG (Registered)	433	14
Deutsche Telekom AG (Registered)	2,856	47
E.ON SE	1,764	20
Fraport AG Frankfurt Airport Services Worldwide	1,296	99
Fresenius Medical Care AG & Co., KGaA	151	12
Fresenius SE & Co., KGaA	324	18
Hamburger Hafen und Logistik AG	622	14
HeidelbergCement AG	44	3
Henkel AG & Co., KGaA	127	12
Henkel AG & Co., KGaA (Preference)	233	24
Hornbach Holding AG & Co. KGaA	142	7
Indus Holding AG	242	12
Infineon Technologies AG	911	18
Innogy SE	45	2
Jungheinrich AG (Preference)	861	28
K+S AG (Registered)	63	1

LANXESS AG	38	2
Linde PLC	29	5
Linde PLC (e)	167	29
Merck KGaA	148	17
METRO AG	125	2
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	146	35
OSRAM Licht AG	40	1
Porsche Automobil Holding SE (Preference)	370	23
QIAGEN N.V. (e)	321	13
RWE AG	512	14
Salzgitter AG	2,007	58
SAP SE	563	65
Siemens AG (Registered)	408	44
Sixt SE	480	50
thyssenKrupp AG	146	2
Uniper SE	169	5
United Internet AG (Registered)	48	2
Volkswagen AG	65	11
Volkswagen AG (Preference)	328	52
Wacker Neuson SE	812	19
Washtec AG	79	6
Zalando SE (e)	3,566	139
		1,522
Greece (0.0%)
Mytilineos Holdings SA	1,652	17
OPAP SA	3,612	37
		54
Hong Kong (0.3%)
Bank of East Asia Ltd. (The)	2,338	8
BOC Hong Kong Holdings Ltd.	4,000	17
CK Asset Holdings Ltd.	2,052	18
CK Hutchison Holdings Ltd.	2,052	22
CLP Holdings Ltd.	1,200	14
Esprit Holdings Ltd. (e)	1,397	—	@
Global Brands Group Holding Ltd.	4,000	—	@
Hanergy Thin Film Power Group Ltd. (e)(f)	18,000	1
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	2,000	5
Hang Seng Bank Ltd.	900	22
Henderson Land Development Co., Ltd.	1,955	12
HKT Trust & HKT Ltd.	1,000	2
Hong Kong & China Gas Co., Ltd.	6,005	14
Hong Kong Exchanges & Clearing Ltd.	779	27
I-CABLE Communications Ltd. (e)	1,072	—	@
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,000	5
Li & Fung Ltd.	4,000	1
Link REIT	1,254	15
MTR Corp., Ltd.	1,478	9
New World Development Co., Ltd.	4,135	7
Power Assets Holdings Ltd.	1,000	7
Sands China Ltd.	1,600	8
Sino Land Co., Ltd.	2,662	5
Sun Hung Kai Properties Ltd.	2,530	43
Swire Pacific Ltd., Class A	1,000	13
Swire Properties Ltd.	350	2
Wharf Holdings Ltd. (The)	1,400	4
Wharf Real Estate Investment Co., Ltd.	1,400	10

Wynn Macau Ltd.	1,200	3
		298
Ireland (0.0%)
AIB Group PLC	2,422	11
Bank of Ireland Group PLC	2,883	17
CRH PLC	488	15
Kerry Group PLC, Class A	19	2
		45
Israel (0.0%)
Bank Hapoalim BM	482	3
Bank Leumi Le-Israel BM	688	5
Mizrahi Tefahot Bank Ltd.	40	1
		9
Italy (0.7%)
Assicurazioni Generali SpA	766	14
Atlantia SpA	7,921	206
Banco BPM SpA (e)	215	—	@
CIR-Compagnie Industriali Riunite SpA	4,574	6
CNH Industrial N.V.	456	5
Enav SpA	6,007	33
Enel SpA	7,180	46
Eni SpA	1,280	23
EXOR N.V.	55	4
Ferrari N.V.	207	28
Fiat Chrysler Automobiles N.V. (e)	1,898	28
Fiera Milano SpA (e)	1,794	10
Geox SpA	6,608	12
Intesa Sanpaolo SpA	54,365	132
Italgas SpA	197	1
Leonardo SpA	351	4
Mediobanca Banca di Credito Finanziario SpA	2,260	23
Pirelli & C SpA (e)	477	3
Prysmian SpA	116	2
Rizzoli Corriere Della Sera Mediagroup SpA (e)	41	—	@
Saipem SpA (e)	15	—	@
Snam SpA	989	5
Societa Iniziative Autostradali e Servizi SpA	2,241	39
Telecom Italia SpA	4,639	3
Telecom Italia SpA (e)	9,861	6
Tenaris SA	277	4
Terna Rete Elettrica Nazionale SpA	1,374	9
UniCredit SpA	6,485	83
Unione di Banche Italiane SpA	471	1
		730
Japan (0.2%)
Astellas Pharma, Inc.	100	1
Chiba Bank Ltd. (The)	300	2
Chubu Electric Power Co., Inc.	100	2
Concordia Financial Group Ltd.	700	3
Japan Post Bank Co., Ltd.	100	1
Japan Tobacco, Inc.	100	2
Kansai Electric Power Co., Inc. (The)	100	1
KDDI Corp.	600	13
Kyushu Electric Power Co., Inc.	100	1
Mebuki Financial Group, Inc.	700	2
Mizuho Financial Group, Inc.	22,000	34
Nippon Telegraph & Telephone Corp.	100	4

NTT DOCOMO, Inc.	600	13
Osaka Gas Co., Ltd.	100	2
Resona Holdings, Inc.	1,100	5
Seven Bank Ltd.	300	1
Shizuoka Bank Ltd. (The)	100	1
Softbank Corp.	600	7
SoftBank Group Corp.	400	39
Sumitomo Mitsui Financial Group, Inc.	400	14
Sumitomo Mitsui Trust Holdings, Inc.	100	4
Takeda Pharmaceutical Co., Ltd.	100	4
Takeda Pharmaceutical Co., Ltd. ADR (e)	1,912	39
Tohoku Electric Power Co., Inc.	100	1
Tokyo Electric Power Co., Holdings, Inc. (e)	400	2
Tokyo Gas Co., Ltd.	100	3
		201
Netherlands (0.7%)
ABN AMRO Group N.V. CVA	1,208	27
Accell Group	260	7
Akzo Nobel N.V.	202	18
ASML Holding N.V.	299	56
Basic-Fit (e)	592	20
Coca-Cola European Partners PLC (e)	129	7
Fugro N.V. CVA (e)	56	1
Heineken Holding N.V.	13	1
Heineken N.V.	391	41
ING Groep N.V.	14,567	177
InterXion Holding (e)	1,100	73
Koninklijke Ahold Delhaize N.V.	1,039	28
Koninklijke KPN N.V.	2,404	8
Koninklijke Philips N.V.	1,176	48
Koninklijke Vopak N.V.	68	3
PostNL N.V.	17,712	45
Takeaway.com (e)	841	64
TomTom (e)	5,145	43
Unilever N.V. CVA	1,340	78
		745
New Zealand (0.0%)
Auckland International Airport Ltd.	1,674	9
Contact Energy Ltd.	1,252	6
Fletcher Building Ltd.	1,181	4
Mercury NZ Ltd.	1,212	3
Meridian Energy Ltd.	2,247	6
Ryman Healthcare Ltd.	661	6
Spark New Zealand Ltd.	3,862	10
		44
Norway (0.2%)
Akastor ASA (e)	246	1
Aker Solutions ASA (e)	246	1
DNB ASA	2,658	49
Equinor ASA	2,284	50
Kvaerner ASA	246	—	@
Marine Harvest ASA (e)	52	1
Norsk Hydro ASA	1,778	7
Orkla ASA	1,208	9
REC Silicon ASA (e)	1,171	—	@
Subsea 7 SA	420	5
Telenor ASA	1,287	26

Yara International ASA	352	15
		164
Poland (0.0%)
Jeronimo Martins SGPS SA	241	4

Portugal (0.1%)
CTT-Correios de Portugal SA	3,473	10
EDP - Energias de Portugal SA	3,192	13
Galp Energia SGPS SA	247	4
Navigator Co. SA (The)	7,306	33
Pharol SGPS SA (Registered) (e)	610	—	@
Semapa-Sociedade de Investimento e Gestao	387	6
		66
Singapore (0.0%)
DBS Group Holdings Ltd.	700	13
Oversea-Chinese Banking Corp., Ltd.	1,300	11
Singapore Telecommunications Ltd.	3,100	7
United Overseas Bank Ltd.	400	7
		38
South Africa (0.0%)
Nedbank Group Ltd.	249	4
Old Mutual Ltd.	7,755	12
		16
Spain (1.0%)
ACS Actividades de Construccion y Servicios SA	195	9
Aena SME SA (c)	1,495	269
Amadeus IT Group SA	176	14
Banco Bilbao Vizcaya Argentaria SA	23,447	134
Banco de Sabadell SA	24,991	25
Banco Santander SA	55,505	258
Bankia SA	3,868	10
Bankinter SA	1,981	15
CaixaBank SA	11,916	37
Cia de Distribucion Integral Logista Holdings SA	1,374	32
Distribuidora Internacional de Alimentacion SA	556	—	@
Enagas SA	211	6
Ence Energia y Celulosa SA	6,756	38
Endesa SA	102	3
Ferrovial SA	309	7
Grifols SA	163	5
Grifols SA (Preference) Class B	38	1
Iberdrola SA	4,763	42
Industria de Diseno Textil SA	824	24
International Consolidated Airlines Group SA	1,054	7
Naturgy Energy Group SA	304	9
NH Hotel Group SA	1,241	7
Red Electrica Corp., SA	477	10
Repsol SA	870	15
Telefonica SA	4,357	37
Telepizza Group SA	2,616	18
		1,032
Sweden (0.5%)
Alfa Laval AB	438	10
Assa Abloy AB, Class B	1,501	32
Atlas Copco AB, Class A	995	27

Atlas Copco AB, Class B	580	14
Boliden AB	402	11
Electrolux AB, Class B	355	9
Epiroc AB, Class A (e)	995	10
Epiroc AB, Class B (e)	580	6
Essity AB, Class B	985	28
Getinge AB, Class B	336	4
Hennes & Mauritz AB, Class B	1,377	23
Hexagon AB, Class B	382	20
Husqvarna AB, Class B	620	5
ICA Gruppen AB	117	5
Industrivarden AB, Class C	251	5
Investor AB, Class B	687	31
Kinnevik AB, Class B	355	9
L E Lundbergforetagen AB, Class B	130	4
Lundin Petroleum AB	277	9
Millicom International Cellular SA SDR (e)	124	8
Modern Times Group MTG AB, Class B	17	—	@
Nordea Bank Abp	5,748	44
Nordic Entertainment Group AB, Class B (e)	17	—	@
Sandvik AB	1,652	27
Securitas AB, Class B	462	8
Skandinaviska Enskilda Banken AB, Class A	2,906	25
Skanska AB, Class B	502	9
SKF AB, Class B	564	9
Svenska Handelsbanken AB, Class A	2,824	30
Swedbank AB, Class A	1,662	24
Swedish Match AB	267	14
Tele2 AB, Class B	727	10
Telefonaktiebolaget LM Ericsson, Class B	4,652	43
Telia Co., AB	4,929	22
Volvo AB, Class B	2,307	36
		571
Switzerland (1.7%)
ABB Ltd. (Registered)	3,788	71
Adecco Group AG (Registered)	380	20
Baloise Holding AG (Registered)	146	24
Cie Financiere Richemont SA (Registered)	772	56
Credit Suisse Group AG (Registered) (e)	1,994	23
GAM Holding AG	529	2
Geberit AG (Registered)	121	50
Givaudan SA (Registered)	20	51
Idorsia Ltd. (e)	410	7
Julius Baer Group Ltd. (e)	406	16
Kuehne & Nagel International AG (Registered)	120	16
LafargeHolcim Ltd. (Registered) (e)	163	8
LafargeHolcim Ltd. (Registered) (e)	394	20
Lonza Group AG (Registered) (e)	188	58
Nestle SA (Registered)	4,726	451
Novartis AG (Registered)	1,846	178
Roche Holding AG (Genusschein)	1,609	444
Schindler Holding AG	129	27
SGS SA (Registered)	18	45
Sonova Holding AG (Registered)	191	38
Swatch Group AG (The)	54	15
Swiss Life Holding AG (Registered) (e)	59	26
Swiss Re AG	216	21
Swisscom AG (Registered)	10	5
UBS Group AG (Registered) (e)	5,650	69

Zurich Insurance Group AG	280	93
		1,834
United Kingdom (3.4%)
3i Group PLC	1,442	18
Admiral Group PLC	289	8
Anglo American PLC	1,898	51
Antofagasta PLC	577	7
Ashtead Group PLC	708	17
Associated British Foods PLC	576	18
AstraZeneca PLC	1,822	146
Auto Trader Group PLC	1,432	10
Aviva PLC	5,742	31
Babcock International Group PLC	360	2
BAE Systems PLC	4,472	28
Barclays PLC	37,252	75
Barratt Developments PLC	1,438	11
Berkeley Group Holdings PLC	186	9
BHP Group PLC	3,134	76
BP PLC	26,820	196
British American Tobacco PLC	3,506	146
British Land Co., PLC (The) REIT	1,410	11
BT Group PLC	15,300	44
Bunzl PLC	504	17
Burberry Group PLC	656	17
Capita PLC (e)	954	2
Carnival PLC	295	14
Centrica PLC	10,025	15
Cobham PLC (e)	3,488	5
Coca-Cola HBC AG (e)	265	9
Compass Group PLC	2,235	53
ConvaTec Group PLC	2,001	4
Croda International PLC	189	12
CYBG PLC CDI	888	2
DCC PLC	129	11
Diageo PLC	3,733	153
Direct Line Insurance Group PLC	1,979	9
Dixons Carphone PLC	1,404	3
easyJet PLC	225	3
Experian PLC	1,332	36
Ferguson PLC	348	22
Fresnillo PLC	324	4
G4S PLC	2,257	5
GlaxoSmithKline PLC	7,048	146
Glencore PLC (e)	17,410	72
Hammerson PLC REIT	1,143	5
Hargreaves Lansdown PLC	378	9
Hikma Pharmaceuticals PLC	204	5
HSBC Holdings PLC	36,045	294
IMI PLC	397	5
Imperial Brands PLC	1,467	50
Inmarsat PLC	662	5
InterContinental Hotels Group PLC	249	15
Intertek Group PLC	245	16
Intu Properties PLC REIT	1,268	2
Investec PLC	966	6
ITV PLC	5,103	8
J Sainsbury PLC	2,447	8
Johnson Matthey PLC	276	11
Kingfisher PLC	3,198	10
Land Securities Group PLC REIT	1,074	13
Legal & General Group PLC	8,353	30

Lloyds Banking Group PLC	206,577	168
London Stock Exchange Group PLC	442	27
Marks & Spencer Group PLC	2,328	8
Mediclinic International PLC	533	2
Meggitt PLC	1,133	7
Melrose Industries PLC	5,518	13
Merlin Entertainments PLC	1,040	5
Micro Focus International PLC	632	16
Micro Focus International PLC ADR	264	7
Mondi PLC	533	12
National Grid PLC	5,908	66
Next PLC	217	16
Paragon Offshore PLC (e)(g)	67	—
Pearson PLC	1,258	14
Persimmon PLC	439	12
Provident Financial PLC (e)	221	1
Prudential PLC	3,675	74
Quilter PLC	2,394	5
Reckitt Benckiser Group PLC	1,041	87
RELX PLC	1,520	33
Rio Tinto PLC	1,747	102
Rolls-Royce Holdings PLC (e)	2,365	28
Royal Bank of Scotland Group PLC	7,852	25
Royal Dutch Shell PLC, Class A	6,050	190
Royal Dutch Shell PLC, Class B	5,147	163
Royal Mail PLC	1,287	4
RSA Insurance Group PLC	1,485	10
Sage Group PLC (The)	1,577	14
Schroders PLC	182	6
Segro PLC REIT	1,434	13
Severn Trent PLC	412	11
Shire PLC	1,359	88
Smith & Nephew PLC	1,322	26
Smiths Group PLC	578	11
SSE PLC	1,739	27
St. James’s Place PLC	763	10
Standard Chartered PLC	5,910	46
Standard Life Aberdeen PLC	3,403	12
Tate & Lyle PLC	669	6
Taylor Wimpey PLC	4,671	11
Tesco PLC	13,285	40
Travis Perkins PLC	362	6
TUI AG	633	6
Unilever PLC	1,952	112
United Utilities Group PLC	1,196	13
Vodafone Group PLC	47,932	87
Weir Group PLC (The)	322	7
Whitbread PLC	263	17
Wm Morrison Supermarkets PLC	3,175	9
WPP PLC	1,826	19
		3,702
United States (18.1%)
3M Co.	755	157
Abbott Laboratories	1,163	93
AbbVie, Inc.	781	63
Accenture PLC, Class A	829	146
Adient PLC	38	—	@
Adobe, Inc. (e)	332	88
AdvanSix, Inc. (e)	142	4
AES Corp.	392	7
Agilent Technologies, Inc.	226	18

Alexion Pharmaceuticals, Inc. (e)	234	32
Allergan PLC	220	32
Alphabet, Inc., Class A (e)	349	411
Alphabet, Inc., Class C (e)	338	397
Altria Group, Inc.	1,413	81
Amazon.com, Inc. (e)	343	611
Ameren Corp.	210	15
American Electric Power Co., Inc.	441	37
American Express Co.	2,505	274
American International Group, Inc.	1,351	58
American Tower Corp. REIT	375	74
Ameriprise Financial, Inc.	224	29
AmerisourceBergen Corp.	270	21
Amgen, Inc.	636	121
Amphenol Corp., Class A	327	31
Anadarko Petroleum Corp.	625	28
Analog Devices, Inc.	168	18
Annaly Capital Management, Inc. REIT	380	4
Anthem, Inc.	346	99
Apache Corp.	242	8
Apple, Inc.	3,379	642
AT&T, Inc.	6,388	200
Automatic Data Processing, Inc.	334	53
Avanos Medical, Inc. (e)	334	14
Avery Dennison Corp.	290	33
Baker Hughes a GE Co.	367	10
Bank of America Corp.	10,735	296
Bank of New York Mellon Corp. (The)	416	21
Baxter International, Inc.	689	56
BB&T Corp.	480	22
Becton Dickinson & Co.	377	94
Bed Bath & Beyond, Inc.	312	5
Berkshire Hathaway, Inc., Class B (e)	611	123
Biogen, Inc. (e)	344	81
BlackRock, Inc.	305	130
Boeing Co. (The)	705	269
Booking Holdings, Inc. (e)	53	92
Boston Properties, Inc. REIT	175	23
Boston Scientific Corp. (e)	357	14
Bristol-Myers Squibb Co.	1,688	81
Broadcom, Inc.	7	2
Brookfield Property Partners LP (e)	138	3
Brookfield Property Partners LP	40	1
California Resources Corp. (e)	123	3
Capital One Financial Corp.	1,941	159
Cardinal Health, Inc.	182	9
Carnival Corp.	2	—	@
Caterpillar, Inc.	647	88
CBS Corp., Class B	385	18
CDK Global, Inc.	152	9
Celgene Corp. (e)	760	72
CenterPoint Energy, Inc.	275	8
CenturyLink, Inc.	780	9
Cerner Corp. (e)	339	19
CF Industries Holdings, Inc.	38	2
CH Robinson Worldwide, Inc.	232	20
Charles Schwab Corp. (The)	414	18
Charter Communications, Inc., Class A (e)	183	63
Chemours Co. (The)	316	12
Cheniere Energy, Inc. (e)	1,100	75
Chesapeake Energy Corp. (e)	269	1
Chevron Corp.	1,197	147
Chipotle Mexican Grill, Inc. (e)	45	32

Cigna Corp. (e)	466	75
Cintas Corp.	188	38
Cisco Systems, Inc.	3,297	178
CIT Group, Inc.	358	17
Citigroup, Inc.	2,825	176
Citizens Financial Group, Inc.	100	3
Citrix Systems, Inc.	247	25
Cleveland-Cliffs, Inc.	20	—	@
CME Group, Inc.	212	35
CNX Resources Corp. (e)	283	3
Coca-Cola Co. (The)	1,309	61
Cognizant Technology Solutions Corp., Class A	312	23
Colgate-Palmolive Co.	1,800	123
Comcast Corp., Class A	3,494	140
Comerica, Inc.	224	16
Concho Resources, Inc.	122	14
Conduent, Inc. (e)	219	3
ConocoPhillips	1,115	74
CONSOL Energy, Inc. (e)	46	2
Consolidated Edison, Inc.	339	29
Costco Wholesale Corp.	681	165
Covetrus, Inc. (e)	131	4
Crown Castle International Corp. REIT	349	45
CSX Corp.	344	26
Cummins, Inc.	9	1
CVS Health Corp.	1,970	106
Danaher Corp.	338	45
DaVita, Inc. (e)	302	16
Deere & Co.	24	4
Dell Technologies, Inc., Class C (e)	250	15
Devon Energy Corp.	273	9
Discover Financial Services	2,642	188
Discovery, Inc., Class A (e)	327	9
Discovery, Inc., Class C (e)	367	9
Dominion Energy, Inc.	370	28
DowDuPont, Inc.	2,334	124
DR Horton, Inc.	1,492	62
DTE Energy Co.	280	35
Duke Energy Corp.	811	73
DXC Technology Co.	166	11
Eagle Materials, Inc.	204	17
Eaton Corp., PLC	30	2
eBay, Inc.	1,018	38
Ecolab, Inc.	34	6
Edison International	364	23
Edwards Lifesciences Corp. (e)	316	60
Eli Lilly & Co.	748	97
Emerson Electric Co.	761	52
Entergy Corp.	283	27
EOG Resources, Inc.	372	35
Equity Residential REIT	363	27
ESC Seventy Seven (e)(g)	15	—
Estee Lauder Cos., Inc. (The), Class A	287	48
Exelon Corp.	771	39
Exxon Mobil Corp.	2,295	185
Facebook, Inc., Class A (e)	923	154
Fastenal Co.	15	1
FedEx Corp.	343	62
Fidelity National Financial, Inc.	1,169	43
Fifth Third Bancorp	411	10
First American Financial Corp.	480	25
FirstEnergy Corp.	412	17
Fluor Corp.	45	2

Ford Motor Co.	3,217	28
Fortive Corp.	292	24
Fox Corp., Class A (e)	365	13
Fox Corp., Class B (e)	116	4
Franklin Resources, Inc.	322	11
Freeport-McMoRan, Inc.	5,348	69
Frontier Communications Corp. (e)	34	—	@
Garrett Motion, Inc. (e)	161	2
General Dynamics Corp.	73	12
General Electric Co.	3,372	34
General Mills, Inc.	423	22
Gilead Sciences, Inc.	660	43
Goldman Sachs Group, Inc. (The)	489	94
Halliburton Co.	5,242	154
HCP, Inc. REIT	319	10
Henry Schein, Inc. (e)	329	20
Hershey Co. (The)	166	19
Hess Corp.	232	14
Hewlett Packard Enterprise Co.	808	12
Home Depot, Inc. (The)	1,050	201
Honeywell International, Inc.	1,117	178
HP, Inc.	597	12
Humana, Inc.	131	35
Huntington Bancshares, Inc.	300	4
Illinois Tool Works, Inc.	29	4
Intel Corp.	1,733	93
Intercontinental Exchange, Inc.	379	29
International Business Machines Corp.	662	93
Interpublic Group of Cos., Inc. (The)	418	9
Intuit, Inc.	327	85
Intuitive Surgical, Inc. (e)	142	81
Invesco Ltd.	341	7
Iron Mountain, Inc. CDI (e)	78	3
Iron Mountain, Inc. REIT	422	15
JBG SMITH Properties REIT	65	3
Johnson & Johnson	1,845	258
Johnson Controls International PLC	350	13
JPMorgan Chase & Co.	3,889	394
Juniper Networks, Inc.	360	10
KB Home	194	5
Kellogg Co.	325	19
KeyCorp	639	10
Keysight Technologies, Inc. (e)	126	11
Kimberly-Clark Corp.	635	79
Kimco Realty Corp. REIT	401	7
Kinder Morgan, Inc.	7,800	156
Kohl’s Corp.	302	21
Kraft Heinz Co. (The)	95	3
Kroger Co. (The)	482	12
L Brands, Inc.	266	7
Laboratory Corp. of America Holdings (e)	173	26
Las Vegas Sands Corp.	162	10
Lennar Corp., Class A	1,164	57
Liberty Global PLC, Class A (e)	365	9
Liberty Global PLC Series C (e)	361	9
Liberty Latin America Ltd., Class A (e)	72	1
Liberty Latin America Ltd., Class C (e)	181	4
Liberty Property Trust REIT	357	17
Lockheed Martin Corp.	15	4
LogMeIn, Inc.	49	4
Louisiana-Pacific Corp.	358	9
Lowe’s Cos., Inc.	1,099	120
M&T Bank Corp.	202	32

M/I Homes, Inc. (e)	69	2
Macerich Co. (The) REIT	363	16
Macquarie Infrastructure Corp.	300	12
Mallinckrodt PLC (e)	29	1
ManpowerGroup, Inc.	110	9
Marathon Oil Corp.	307	5
Marathon Petroleum Corp.	326	20
Marriott International, Inc., Class A	2	—	@
Martin Marietta Materials, Inc.	278	56
Masco Corp.	1,269	50
Mastercard, Inc., Class A	1,372	323
McDonald’s Corp.	583	111
McKesson Corp.	302	35
MDC Holdings, Inc.	202	6
Medtronic PLC	994	91
Merck & Co., Inc.	1,386	115
Meritage Homes Corp. (e)	132	6
MGIC Investment Corp. (e)	1,466	19
Microsoft Corp.	3,840	453
Mohawk Industries, Inc. (e)	288	36
Mondelez International, Inc., Class A	687	34
Mosaic Co. (The)	29	1
Murphy Oil Corp.	339	10
Murphy USA, Inc. (e)	162	14
Nasdaq, Inc.	188	16
National Oilwell Varco, Inc.	418	11
NetApp, Inc.	304	21
NetScout Systems, Inc. (e)	1,732	49
New York Community Bancorp, Inc.	188	2
Newmont Mining Corp.	4,046	145
News Corp., Class A	356	4
News Corp., Class B	310	4
NextEra Energy, Inc.	420	81
NIKE, Inc., Class B	2,068	174
NiSource, Inc.	100	3
Noble Corp., PLC (e)	254	1
Noble Energy, Inc.	310	8
Nordstrom, Inc.	137	6
Norfolk Southern Corp.	358	67
Northrop Grumman Corp.	20	5
NOW, Inc. (e)	188	3
nVent Electric PLC	6	—	@
NVR, Inc. (e)	21	58
O’Reilly Automotive, Inc. (e)	242	94
Occidental Petroleum Corp.	716	47
Omnicom Group, Inc.	277	20
ONE Gas, Inc.	129	11
ONEOK, Inc.	1,931	135
Oracle Corp.	2,321	125
Owens Corning	460	22
PACCAR, Inc.	22	1
PayPal Holdings, Inc. (e)	1,018	106
Pentair PLC	6	—	@
People’s United Financial, Inc.	288	5
PepsiCo, Inc.	1,116	137
Perspecta, Inc.	83	2
Pfizer, Inc.	2,998	127
PG&E Corp. (e)	358	6
Philip Morris International, Inc.	1,072	95
Phillips 66	614	58
Pioneer Natural Resources Co.	302	46
Pitney Bowes, Inc.	232	2
PNC Financial Services Group, Inc. (The)	573	70

PPL Corp.	489	16
Procter & Gamble Co. (The)	2,092	218
ProLogis, Inc. REIT	317	23
Public Service Enterprise Group, Inc.	389	23
Public Storage REIT	167	36
Pulte Group, Inc.	995	28
QUALCOMM, Inc.	1,596	91
Quest Diagnostics, Inc.	247	22
Range Resources Corp.	146	2
Rayonier Advanced Materials, Inc.	193	3
Rayonier, Inc. REIT	316	10
Raytheon Co.	22	4
Regions Financial Corp.	636	9
Republic Services, Inc.	318	26
Resideo Technologies, Inc. (e)	236	5
Robert Half International, Inc.	224	15
Rockwell Automation, Inc.	9	2
Ross Stores, Inc.	320	30
Royal Caribbean Cruises Ltd.	2	—	@
S&P Global, Inc.	317	67
Sabra Health Care, Inc. REIT	118	2
salesforce.com, Inc. (e)	365	58
Schlumberger Ltd.	895	39
Scotts Miracle-Gro Co. (The), Class A	159	12
SemGroup Corp., Class A	300	4
Sempra Energy	357	45
Simon Property Group, Inc. REIT	349	64
Skyline Champion Corp.	36	1
Southern Co. (The)	683	35
Southwestern Energy Co. (e)	344	2
Sprint Corp. (e)	1,018	6
Starbucks Corp.	1,343	100
State Street Corp.	357	23
Stericycle, Inc. (e)	249	14
Stewart Information Services Corp.	26	1
Stryker Corp.	327	65
SunTrust Banks, Inc.	444	26
Symantec Corp.	308	7
Synchrony Financial	4,659	149
Sysco Corp.	287	19
T Rowe Price Group, Inc.	278	28
T-Mobile US, Inc. (e)	100	7
Tapestry, Inc.	346	11
Targa Resources Corp.	800	33
Target Corp.	665	53
TE Connectivity Ltd.	186	15
TechnipFMC PLC	97	2
Tellurian, Inc. (e)	100	1
Texas Instruments, Inc.	1,811	192
Thermo Fisher Scientific, Inc.	306	84
TJX Cos., Inc. (The)	656	35
Toll Brothers, Inc.	570	21
Union Pacific Corp.	1,087	182
United Parcel Service, Inc., Class B	1,107	124
United Technologies Corp.	1,712	221
UnitedHealth Group, Inc.	1,063	263
Universal Forest Products, Inc.	186	6
Urban Edge Properties REIT	74	1
US Bancorp	1,155	56
Valero Energy Corp.	300	25
Varex Imaging Corp. (e)	124	4
Varian Medical Systems, Inc. (e)	275	39
Ventas, Inc. REIT	253	16

Verisk Analytics, Inc.	168	22
Verizon Communications, Inc.	8,991	532
VF Corp.	348	30
Viacom, Inc., Class B	292	8
Visa, Inc., Class A	1,691	264
Vistra Energy Corp.	100	3
Vornado Realty Trust REIT	131	9
Vulcan Materials Co.	615	73
Wabtec Corp.	19	1
Walgreens Boots Alliance, Inc.	368	23
Walmart, Inc.	1,766	172
Walt Disney Co. (The)	1,050	117
Washington Prime Group, Inc. REIT	397	2
Waste Management, Inc.	333	35
Watsco, Inc.	194	28
Weatherford International PLC (e)	388	—	@
WEC Energy Group, Inc.	220	17
Wells Fargo & Co.	3,951	191
Welltower, Inc. REIT	363	28
Western Digital Corp.	72	3
Western Union Co. (The)	88	2
Weyerhaeuser Co. REIT	418	11
Williams Cos., Inc. (The)	5,258	151
Worldpay, Inc., Class A (e)	225	25
WPX Energy, Inc. (e)	332	4
WW Grainger, Inc.	5	1
Wynn Resorts Ltd.	115	14
Xcel Energy, Inc.	395	22
Xerox Corp.	241	8
Xylem, Inc.	135	11
Yum! Brands, Inc.	313	31
Zimmer Biomet Holdings, Inc.	249	32
Zoetis, Inc.	810	82
		19,575
Total Common Stocks (Cost $31,509)		36,843

	No. of Rights
Right (0.0%)
Austria (0.0%)
BUWOG AG (e)(g) (Cost $—)	28	—

	No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA, 2/21/22 (e) (Cost $—)	5	—	@

	Shares	Value (000)
Investment Company (3.0%)
United States (3.0%)
SPDR S&P 500 ETF Trust	11,613	3,280

Short-Term Investments (18.5%)
Investment Company (17.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $18,673)	18,672,630	18,673

	Face Amount (000)	Value (000)
U.S. Treasury Security (1.3%)
U.S. Treasury Bill
2.49%, 8/22/19 (i) (Cost $1,363)	$1,376	1,363
Total Short-Term Investments (Cost $20,036)		20,036
Total Investments (100.6%) (Cost $101,943) (j)(k)(l)(m)		109,026
Liabilities in Excess of Other Assets (-0.6%)		(598)
Net Assets (100.0%)		$108,428

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)

Floating or variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2019.

(e)	Non-income producing security.
(f)	Security has been deemed illiquid at March 31, 2019.
(g)

At March 31, 2019, the Fund held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at March 31, 2019.
(j)

The approximate fair value and percentage of net assets, $15,503,000 and 14.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.

(k)	Securities are available for collateral in connection with securities purchase on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(m)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,001,000 and the aggregate gross unrealized depreciation is approximately $3,309,000, resulting in net unrealized appreciation of approximately $7,692,000.

@	Value is less than $500.

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
ETF	Exchange Traded Fund.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	164	$187		6/13/19	$1
Bank of America NA	HUF	82,234	$296		6/28/19	7
Bank of America NA	NOK	321	$38		6/28/19	—@
Bank of America NA	PLN	58	$15		6/28/19	—@
Bank of America NA		$2	CAD	3	6/28/19	—@
Bank of America NA		$2,365	EUR	2,075	6/28/19	(20)
Bank of America NA		$55	PLN	210	6/13/19	(—@ )
Bank of America NA		$36	PLN	137	6/13/19	(—@ )
Bank of America NA		$149	SEK	1,363	6/28/19	(1)
Bank of Montreal		$559	CAD	746	6/13/19	1
Bank of Montreal		$102	HUF	28,347	6/13/19	(3)
Barclays Bank PLC	DKK	320	$49		6/28/19	—@
Barclays Bank PLC	EUR	23	$26		6/28/19	—@
Barclays Bank PLC	EUR	441	$501		6/13/19	3
Barclays Bank PLC	JPY	2,253	$20		6/13/19	(—@ )
Barclays Bank PLC		$26	EUR	23	4/3/19	(—@ )
Barclays Bank PLC		$509	GBP	387	6/13/19	(3)
Barclays Bank PLC		$685	SGD	927	6/13/19	—@
BNP Paribas SA	EUR	521	$591		6/13/19	4
BNP Paribas SA	JPY	214	$2		6/13/19	(—@ )
BNP Paribas SA	PHP	139,287	$2,646		6/13/19	10
BNP Paribas SA		$65	ARS	3,232	7/18/19	(1)
BNP Paribas SA		$16	CAD	21	6/13/19	—@
BNP Paribas SA		$224	GBP	170	6/13/19	(1)
BNP Paribas SA		$100	SGD	135	6/28/19	(—@ )
BNP Paribas SA		$144	THB	4,542	6/28/19	(1)
BNP Paribas SA		$59	TWD	1,826	6/13/19	—@
BNP Paribas SA		$320	TWD	9,865	6/13/19	1
Citibank NA	CLP	125,479	$189		6/13/19	4
Citibank NA	EUR	916	$1,040		6/13/19	7
Citibank NA	EUR	1,491	$1,696		6/13/19	13
Citibank NA	HUF	47,786	$169		6/13/19	1
Citibank NA	HUF	430,078	$1,516		6/13/19	6
Citibank NA	MXN	10,734	$555		6/28/19	10
Citibank NA	THB	1,933	$61		6/13/19	(—@ )
Citibank NA		$31	CAD	42	6/13/19	—@
Citibank NA		$128	CLP	87,244	6/13/19	(—@ )
Citibank NA		$134	CZK	3,043	6/13/19	(2)
Citibank NA		$49	DKK	320	6/28/19	(—@ )
Citibank NA		$170	EUR	150	6/13/19	(1)
Citibank NA		$1,523	EUR	1,348	6/13/19	(2)
Citibank NA		$121	HKD	945	6/13/19	(—@ )
Citibank NA		$1,696	HUF	471,270	6/13/19	(42)
Citibank NA		$40	HUF	11,276	6/13/19	—@
Citibank NA		$1,702	HUF	472,550	6/13/19	(43)
Citibank NA		$48	ILS	172	6/13/19	(—@ )
Citibank NA		$31	KRW	34,842	6/13/19	—@
Citibank NA		$557	KRW	629,132	6/13/19	(2)
Citibank NA		$176	MXN	3,440	6/13/19	(1)
Citibank NA		$373	THB	11,794	6/13/19	(1)
Citibank NA		$211	TRY	1,209	6/13/19	(8)
Commonwealth Bank of Australia	EUR	111	$126		6/13/19	1
Commonwealth Bank of Australia	NZD	13	$9		6/13/19	—@
Commonwealth Bank of Australia		$36	GBP	27	6/13/19	(—@ )
Credit Suisse International	EUR	2	$2		6/13/19	—@

Credit Suisse International	JPY	22,234	$201		6/13/19	(1)
Goldman Sachs International	ARS	4,640	$101		7/18/19	8
Goldman Sachs International	AUD	211	$150		6/13/19	(—@ )
Goldman Sachs International	AUD	839	$597		6/28/19	1
Goldman Sachs International	BRL	17,384	$4,503		5/16/19	76
Goldman Sachs International	BRL	6,220	$1,606		5/16/19	22
Goldman Sachs International	BRL	6,816	$1,763		5/16/19	27
Goldman Sachs International	BRL	512	$129		5/16/19	(2)
Goldman Sachs International	BRL	656	$171		5/16/19	4
Goldman Sachs International	CAD	164	MXN	2,366	6/28/19	1
Goldman Sachs International	CAD	2	$1		6/28/19	(—@ )
Goldman Sachs International	EUR	1,333	$1,514		6/13/19	10
Goldman Sachs International	IDR	740,449	$51		6/13/19	(—@ )
Goldman Sachs International	JPY	9,974	$91		6/28/19	(—@ )
Goldman Sachs International	JPY	27,992	$253		6/13/19	(1)
Goldman Sachs International		$222	ARS	10,372	7/18/19	(14)
Goldman Sachs International		$905	ARS	41,530	7/18/19	(73)
Goldman Sachs International		$349	AUD	492	6/13/19	1
Goldman Sachs International		$172	BRL	665	5/16/19	(3)
Goldman Sachs International		$1,549	BRL	5,907	5/16/19	(45)
Goldman Sachs International		$28	BRL	109	6/13/19	(—@ )
Goldman Sachs International		$103	BRL	435	5/16/19	8
Goldman Sachs International		$1,451	BRL	6,179	5/16/19	122
Goldman Sachs International		$1,053	BRL	4,446	5/16/19	79
Goldman Sachs International		$1,772	BRL	6,800	5/16/19	(41)
Goldman Sachs International		$187	BRL	701	5/16/19	(9)
Goldman Sachs International		$1,393	BRL	5,238	5/16/19	(59)
Goldman Sachs International		$239	BRL	932	6/13/19	(3)
Goldman Sachs International		$266	BRL	1,036	5/16/19	(2)
Goldman Sachs International		$1	CAD	2	4/3/19	—@
Goldman Sachs International		$295	CHF	290	6/28/19	(1)
Goldman Sachs International		$455	EUR	398	6/13/19	(6)
Goldman Sachs International		$882	GBP	666	6/28/19	(12)
Goldman Sachs International		$94	HKD	740	6/13/19	(—@ )
Goldman Sachs International		$48	HUF	13,252	6/13/19	(1)
Goldman Sachs International		$144	IDR	2,069,698	6/13/19	—@
Goldman Sachs International		$444	JPY	48,462	6/28/19	(4)
Goldman Sachs International		$124	MXN	2,366	6/28/19	(4)
Goldman Sachs International		$33	NZD	47	6/28/19	(—@ )
Goldman Sachs International	ZAR	272	$19		6/13/19	—@
JPMorgan Chase Bank NA	ARS	2,313	$49		6/13/19	—@
JPMorgan Chase Bank NA	CAD	66	$49		6/28/19	(—@ )
JPMorgan Chase Bank NA	CHF	29	$29		6/13/19	(—@ )
JPMorgan Chase Bank NA	CNH	1,144	$171		10/17/19	—@
JPMorgan Chase Bank NA	CNH	29,895	$4,481		6/20/19	35
JPMorgan Chase Bank NA	CNH	475	$71		6/20/19	—@
JPMorgan Chase Bank NA	CNH	896	$131		6/20/19	(2)
JPMorgan Chase Bank NA	CNH	44,798	$6,384		10/17/19	(273)
JPMorgan Chase Bank NA	CNH	30,784	$4,381		10/17/19	(193)
JPMorgan Chase Bank NA	CNH	288	$43		6/13/19	—@
JPMorgan Chase Bank NA	EUR	222	$252		6/13/19	2
JPMorgan Chase Bank NA	EUR	222	$252		6/28/19	1
JPMorgan Chase Bank NA	EUR	105	$119		6/28/19	—@
JPMorgan Chase Bank NA	JPY	1,915	$17		6/28/19	—@
JPMorgan Chase Bank NA	JPY	16,134	$146		6/13/19	(—@ )
JPMorgan Chase Bank NA		$159	ARS	7,369	6/13/19	(4)
JPMorgan Chase Bank NA		$70	CNH	481	6/20/19	2
JPMorgan Chase Bank NA		$4,395	CNH	30,784	6/20/19	183
JPMorgan Chase Bank NA		$309	CNH	2,183	10/17/19	15
JPMorgan Chase Bank NA		$2,343	CNH	15,728	10/17/19	(6)
JPMorgan Chase Bank NA		$44	CNH	307	10/17/19	2
JPMorgan Chase Bank NA		$620	CNH	4,271	10/17/19	14
JPMorgan Chase Bank NA		$8,000	CNH	54,367	10/17/19	79

JPMorgan Chase Bank NA		$250	EUR	222	4/1/19	(1)
JPMorgan Chase Bank NA		$118	EUR	105	4/2/19	(—@	)
JPMorgan Chase Bank NA		$224	HKD	1,750	6/13/19	(—@	)
JPMorgan Chase Bank NA		$67	IDR	965,913	6/28/19	—@
JPMorgan Chase Bank NA		$143	INR	10,170	6/13/19	2
JPMorgan Chase Bank NA		$17	JPY	1,915	4/3/19	(—@	)
JPMorgan Chase Bank NA		$607	KRW	686,342	6/28/19	(1)
JPMorgan Chase Bank NA		$393	MXN	7,693	6/13/19	(1)
JPMorgan Chase Bank NA		$358	RUB	23,978	6/13/19	4
JPMorgan Chase Bank NA	ZAR	210	$15		6/13/19	—@
State Street Bank and Trust Co.		$13	HKD	100	6/13/19	(—@	)
State Street Bank and Trust Co.		$8	MYR	34	6/28/19	(—@	)
UBS AG	CAD	146	$110		6/13/19	(—@	)
UBS AG	CHF	34	$34		6/13/19	(—@	)
UBS AG	CHF	77	$77		6/13/19	(1)
UBS AG	DKK	415	$63		6/13/19	—@
UBS AG	EUR	3,084	$3,504		6/13/19	23
UBS AG	GBP	135	$176		6/13/19	(—@	)
UBS AG	JPY	67,145	$607		6/13/19	(2)
UBS AG	NOK	297	$35		6/13/19	(—@	)
UBS AG	SEK	566	$61		6/13/19	(—@	)
UBS AG	TRY	5,215	$907		6/13/19	32
UBS AG		$7	CAD	9	6/13/19	—@
UBS AG		$178	CAD	237	6/13/19	(—@	)
UBS AG		$812	EUR	719	6/13/19	(—@	)
UBS AG		$58	GBP	44	6/13/19	(—@	)
UBS AG		$647	JPY	71,320	6/13/19	(—@	)
UBS AG		$1,695	TRY	9,741	6/13/19	(60)
UBS AG		$149	TRY	886	6/13/19	(1)
UBS AG		$33	ZAR	486	6/13/19	—@
						$(136)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	13	Jun-19	1	$1,688	$(40)
Australian 3 yr. Bond (Australia)	117	Jun-19	11,700	9,441	50
CAC 40 Index (France)	1	Apr-19	—@	60	1
DAX Index (Germany)	1	Jun-19	—@	323	—@
Euro Stoxx 50 (Germany)	54	Jun-19	1	1,982	29
FTSE China A50 Index (China)	75	Apr-19	—@	984	47
FTSE MIB Index (Italy)	5	Jun-19	—@	582	17
German Euro Bund (Germany)	4	Jun-19	400	746	16
Hang Seng Index (Hong Kong)	3	Apr-19	—@	556	9
IBEX 35 Index (Spain)	7	Apr-19	—@	722	7
MSCI Emerging Market E Mini (United States)	3	Jun-19	—@	159	—@
MSCI Singapore Free Index (Singapore)	10	Apr-19	1	265	1
S&P 500 E Mini Index (United States)	56	Jun-19	3	7,946	167
S&P TSE 60 Index (Canada)	7	Jun-19	1	1,003	4
SPI 200 Index (Australia)	4	Jun-19	—@	438	(1)
U.S. Treasury 10 yr. Note (United States)	11	Jun-19	1,100	1,366	16
U.S. Treasury 10 yr. Ultra Long Bond (United States)	17	Jun-19	1,700	2,257	40
U.S. Treasury 2 yr. Note (United States)	13	Jun-19	2,600	2,770	12
U.S. Treasury 30 yr. Bond (United States)	1	Jun-19	100	150	5
Short:
German Euro BONO (Germany)	1	Jun-19	(100)	(169)	(3)
German Euro BTP (Germany)	9	Jun-19	(900)	(1,307)	(26)
German Euro Bund (Germany)	12	Jun-19	(1,200)	(2,239)	(43)
German Euro OAT (Germany)	3	Jun-19	(300)	(547)	(15)
Hang Seng China Enterprises Index (Hong Kong)	8	Apr-19	—@	(580)	(7)
NIKKEI 225 Index (Japan)	1	Jun-19	(1)	(96)	(—@ )
U.S. Treasury 10 yr. Note (United States)	5	Jun-19	(500)	(621)	—@
U.S. Treasury 5 yr. Note (United States)	24	Jun-19	(2,400)	(2,780)	(26)
					$260

Interest Rate Swap Agreement:

The Fund had the following interest rate swap agreement open at March 31, 2019:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	510,000	$7	$—	$7

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2019:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date		Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/6/20	$611		$24	$—	$24
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	5/30/19		236	2	—	2
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.47%	Quarterly	5/30/19		169	2	—	2
BNP Paribas SA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20	AUD	809	27	—	27
BNP Paribas SA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20		411	12	—	12
BNP Paribas SA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20		1,607	21	—	21
BNP Paribas SA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.24%	Quarterly/	1/24/20		$7,646	340	—	340
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		133	5	—	5

BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		$156	$6	$—	$6
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19	154		6	—	6
JPMorgan Chase Bank NA	JPM Short Canadian Banks††	Pay	3 Month CAD CDOR plus 0.05%	Quarterly	3/30/20	CAD	735	7	—	7
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	2/10/20		$5,470	21	—	21
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19	534		5	—	5
								$478	$—	$478

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Custom Short Elevators Index as of March 31, 2019:

Security Description	Shares	Value (000)	Index Weight
Barclays Custom Short Elevators Index
Fujitec Co., Ltd.	27,700	$306	2.04%
Kone Oyj	157,078	7,925	52.76
Schindler Holding AG	31,545	6,539	43.53
Yungtay Engineering Co., Ltd.	121,000	251	1.67
Total		$15,021	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Short Canadian Banks Index as of March 31, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Short Canadian Banks Index
Bank of Montreal	503	$38	13.03%
Bank of Nova Scotia (The)	930	49	17.14
Canadian Imperial Bank of Commerce	338	27	9.25
National Bank of Canada	264	12	4.12
Royal Bank of Canada	1,130	85	29.53
Toronto-Dominion Bank (The)	1,433	78	26.93
Total		$289	100.00%

@	—	Value is less than $500.
BBSW	—	Australia’s Bank Bill Swap.
CDOR	—	Canadian Dealer Offered Rate.
KORIBOR	—	Korea Interbank Offered Rate.
LIBOR	—	London Interbank Offered Rate.
OAT	—	Obligations Assimilables du Trésor (French Treasury Obligation).
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	44.8%
Common Stocks	33.8
Short-Term Investments	18.4
Other*	3.0
Total Investments	100.0	%**

*                 Industries and/or investment types representing less than 5% of total investments.

**          Does not include open long/short futures contracts with a value of approximately $41,777,000 and net unrealized appreciation of approximately $260,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $136,000 and does not include open swap agreements with net unrealized appreciation of approximately $485,000.

Morgan Stanley Variable Insurance Fund, Inc.

VIF Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (93.5%)
Biotechnology (2.7%)
Alnylam Pharmaceuticals, Inc. (a)	8,815	$824
Bluebird Bio, Inc. (a)	1,420	223
Editas Medicine, Inc. (a)	8,539	209
Exact Sciences Corp. (a)	27,264	2,361
Intellia Therapeutics, Inc. (a)	11,530	197
Intrexon Corp. (a)(b)	18,238	96
Moderna, Inc. (a)(b)	23,429	477
		4,387
Capital Markets (1.0%)
MarketAxess Holdings, Inc.	6,586	1,621

Entertainment (4.9%)
Spotify Technology SA (a)	58,050	8,057

Health Care Equipment & Supplies (6.2%)
DexCom, Inc. (a)	50,868	6,059
LivaNova PLC (a)	17,236	1,676
Penumbra, Inc. (a)	16,185	2,379
		10,114
Health Care Providers & Services (8.4%)
Covetrus, Inc. (a)	93,409	2,975
Guardant Health, Inc. (a)	32,490	2,492
HealthEquity, Inc. (a)	111,880	8,277
		13,744
Health Care Technology (7.1%)
Agilon Health Topco, Inc. (a)(c)(d)(e) (acquisition cost — $596; acquired 11/7/18)	1,577	596
Veeva Systems, Inc., Class A (a)	86,372	10,957
		11,553
Information Technology Services (23.6%)
Adyen N.V. (Netherlands) (a)	3,481	2,731
MongoDB, Inc. (a)	78,501	11,542
Okta, Inc. (a)	69,833	5,777
Shopify, Inc., Class A (Canada) (a)	31,303	6,468
Square, Inc., Class A (a)	75,923	5,688
Twilio, Inc., Class A (a)	49,393	6,381
		38,587
Interactive Media & Services (8.8%)
Angi Homeservices, Inc., Class A (a)	146,569	2,263
Match Group, Inc.	29,537	1,672
Twitter, Inc. (a)	210,395	6,918
Zillow Group, Inc., Class C (a)	100,707	3,498
		14,351
Internet & Direct Marketing Retail (8.9%)
Farfetch Ltd., Class A (a)	119,423	3,214
GrubHub, Inc. (a)	31,765	2,207
MercadoLibre, Inc. (a)	7,395	3,754
Overstock.com, Inc. (a)(b)	78,665	1,307

Wayfair, Inc., Class A (a)	26,985	4,006
		14,488
Pharmaceuticals (0.1%)
Nektar Therapeutics (a)	2,892	97

Software (19.4%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	22,488	2,527
Constellation Software, Inc. (Canada)	3,038	2,575
Coupa Software, Inc. (a)	88,426	8,045
Elastic N.V. (a)	29,566	2,361
Guidewire Software, Inc. (a)	26,118	2,538
Smartsheet, Inc., Class A (a)	141,862	5,786
Trade Desk, Inc. (The), Class A (a)	13,205	2,614
Ultimate Software Group, Inc. (The) (a)	7,569	2,499
Zendesk, Inc. (a)	32,624	2,773
		31,718
Specialty Retail (2.4%)
Carvana Co. (a)(b)	66,338	3,852
Total Common Stocks (Cost $117,119)		152,569

Preferred Stocks (3.2%)
Internet & Direct Marketing Retail (2.6%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $1,370; acquired 4/16/14)	33,636	4,286

Software (0.6%)
Palantir Technologies Inc Series G (a)(c)(d)(e) (acquisition cost — $455; acquired 7/19/12)	148,616	636
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost — $102; acquired 10/25/13)	29,092	125
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost — $102; acquired 10/25/13)	29,092	125
		886
Total Preferred Stocks (Cost $2,029)		5,172

Short-Term Investments (7.1%)
Securities held as Collateral on Loaned Securities (3.5%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	4,491,739	4,492

	Face Amount (000)	Value (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $291; fully collateralized by a U.S. Government obligation; 1.38% due 1/15/20; valued at $297)	$291	291
HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $693; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 8/31/20 - 11/15/22; valued at $707)	693	693
Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $249; fully collateralized by a U.S. Government obligation; 2.51% due 1/31/21; valued at $255)	249	249
		1,233
Total Securities held as Collateral on Loaned Securities (Cost $5,725)		5,725

	Shares	Value (000)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $5,872)	5,872,430	5,872
Total Short-Term Investments (Cost $11,597)		11,597
Total Investments Excluding Purchased Options (103.8%) (Cost $130,745)		169,338
Total Purchased Options Outstanding (0.0%) (Cost $422)		57
Total Investments (103.8%) (Cost $131,167) Including $5,732 of Securities Loaned (g)(h)(i)		169,395
Liabilities in Excess of Other Assets (-3.8%)		(6,187)
Net Assets (100.0%)		$163,208

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $5,732,000 and $5,818,000, respectively. The Fund received cash collateral of approximately $5,818,000, of which approximately $5,725,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2019, there was uninvested cash collateral of approximately $93,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at March 31, 2019.
(d)

At March 31, 2019, the Fund held fair valued securities valued at approximately $5,768,000, representing 3.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2019 amounts to approximately $5,768,000 and represents 3.5% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $2,731,000 and 1.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(i)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $43,572,000 and the aggregate gross unrealized depreciation is approximately $5,344,000, resulting in net unrealized appreciation of approximately $38,228,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	1.00	Jan - 20	26,548,004	26,548	$46	$135	$(89)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	29,016,184	29,016	2	142	(140)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	24,601,062	24,601	9	145	(136)
							$57	$422	$(365)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	23.6%
Software	19.9
Other**	14.6
Internet & Direct Marketing Retail	11.5
Interactive Media & Services	8.8
Health Care Providers & Services	8.4
Health Care Technology	7.0
Health Care Equipment & Supplies	6.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
Apartments (15.7%)
American Campus Communities, Inc. REIT	88,000	$4,187
Apartment Investment & Management Co., Class A REIT	69,939	3,517
AvalonBay Communities, Inc. REIT	100,361	20,145
Camden Property Trust REIT	104,255	10,582
Equity Residential REIT	216,517	16,308
Essex Property Trust, Inc. REIT	23,451	6,783
Mid-America Apartment Communities, Inc. REIT	44,723	4,890
UDR, Inc. REIT	84,576	3,845
		70,257
Data Centers (2.6%)
Digital Realty Trust, Inc. REIT	76,970	9,160
QTS Realty Trust, Inc., Class A REIT	54,420	2,448
		11,608
Diversified (4.3%)
JBG SMITH Properties REIT	79,698	3,296
Lexington Realty Trust REIT	168,470	1,526
Vornado Realty Trust REIT	214,739	14,482
		19,304
Health Care (6.4%)
HCP, Inc. REIT	85,326	2,671
Healthcare Realty Trust, Inc. REIT	341,698	10,972
Healthcare Trust of America, Inc., Class A REIT	124,292	3,553
Ventas, Inc. REIT	65,609	4,187
Welltower, Inc. REIT	94,735	7,351
		28,734
Industrial (6.8%)
Duke Realty Corp. REIT	69,829	2,135
ProLogis, Inc. REIT	389,823	28,048
		30,183
Lodging/Resorts (9.6%)
Chesapeake Lodging Trust REIT	145,422	4,044
DiamondRock Hospitality Co. REIT	698,265	7,562
Host Hotels & Resorts, Inc. REIT	1,048,939	19,825
RLJ Lodging Trust REIT	536,755	9,431
Sunstone Hotel Investors, Inc. REIT	152,299	2,193
		43,055
Office (23.8%)
Alexandria Real Estate Equities, Inc. REIT	40,993	5,844
Boston Properties, Inc. REIT	194,268	26,009
Brandywine Realty Trust REIT	65,361	1,037
Columbia Property Trust, Inc. REIT	255,960	5,762
Corporate Office Properties Trust REIT	60,094	1,641
Cousins Properties, Inc. REIT	284,175	2,745
Hudson Pacific Properties, Inc. REIT	265,593	9,142
Kilroy Realty Corp. REIT	39,618	3,009
Mack-Cali Realty Corp. REIT	343,538	7,626
Paramount Group, Inc. REIT	639,499	9,074
SL Green Realty Corp. REIT	331,545	29,812

Tier REIT, Inc. REIT	150,877	4,324
		106,025
Regional Malls (14.8%)
Macerich Co. (The) REIT	438,142	18,994
Simon Property Group, Inc. REIT	257,972	47,005
		65,999
Self Storage (5.1%)
CubeSmart REIT	225,834	7,236
Extra Space Storage, Inc. REIT	40,720	4,150
Life Storage, Inc. REIT	18,971	1,845
Public Storage REIT	44,652	9,724
		22,955
Shopping Centers (5.5%)
Brixmor Property Group, Inc. REIT	531,186	9,758
Regency Centers Corp. REIT	216,145	14,588
		24,346
Single Family Homes (3.4%)
American Homes 4 Rent, Class A REIT	362,815	8,243
Invitation Homes, Inc. REIT	282,258	6,867
		15,110
Specialty (0.8%)
Gaming and Leisure Properties, Inc. REIT	96,725	3,731
Total Common Stocks (Cost $323,220)		441,307

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds -Treasury Portfolio - Institutional Class (a) (Cost $4,303)	4,302,843	4,303
Total Investments (99.8%) (Cost $327,523) (b)(c)		445,610
Other Assets in Excess of Liabilities (0.2%)		922
Net Assets (100.0%)		$446,532

(a)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(b)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(c)                                  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $126,930,000 and the aggregate gross unrealized depreciation is approximately $8,843,000, resulting in net unrealized appreciation of approximately $118,087,000.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Office	23.8%
Apartments	15.8
Regional Malls	14.8
Other*	12.1
Lodging/Resorts	9.7
Industrial	6.8
Health Care	6.4
Shopping Centers	5.5
Self Storage	5.1
Total Investments	100.0%

*       Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (94.3%)
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	16,739	$1,564
Bluebird Bio, Inc. (a)	2,559	403
Editas Medicine, Inc. (a)	15,455	378
Intellia Therapeutics, Inc. (a)	20,501	350
Intrexon Corp. (a)(b)	33,918	179
Moderna, Inc. (a)(b)	42,915	873
		3,747
Entertainment (8.3%)
Netflix, Inc. (a)	29,738	10,603
Spotify Technology SA (a)	105,911	14,701
		25,304
Health Care Equipment & Supplies (9.9%)
DexCom, Inc. (a)	67,721	8,065
Intuitive Surgical, Inc. (a)	25,922	14,791
LivaNova PLC (a)	30,596	2,975
Penumbra, Inc. (a)	28,778	4,231
		30,062
Health Care Providers & Services (3.9%)
Covetrus, Inc. (a)	195,017	6,211
Guardant Health, Inc. (a)	13,053	1,001
HealthEquity, Inc. (a)	63,648	4,709
		11,921
Health Care Technology (7.1%)
Agilon Health Topco, Inc. (a)(c)(d)(e) (acquisition cost - $1,272; acquired 11/7/18)	3,363	1,272
Veeva Systems, Inc., Class A (a)	159,453	20,228
		21,500
Information Technology Services (16.5%)
Adyen N.V. (Netherlands) (a)	6,331	4,966
MongoDB, Inc. (a)	44,486	6,540
Okta, Inc. (a)	57,229	4,735
Shopify, Inc., Class A (Canada) (a)	58,093	12,003
Square, Inc., Class A (a)	137,357	10,291
Twilio, Inc., Class A (a)	89,912	11,615
		50,150
Interactive Media & Services (13.3%)
Alphabet, Inc., Class C (a)	15,121	17,742
Facebook, Inc., Class A (a)	25,254	4,210
IAC/InterActiveCorp (a)	8,030	1,687
Twitter, Inc. (a)	395,606	13,007
Zillow Group, Inc., Class C (a)	109,643	3,809
		40,455
Internet & Direct Marketing Retail (13.2%)
Amazon.com, Inc. (a)	13,641	24,291
Farfetch Ltd., Class A (a)	170,055	4,576
MercadoLibre, Inc. (a)	12,864	6,532

Wayfair, Inc., Class A (a)	30,171	4,479
		39,878
Life Sciences Tools & Services (4.9%)
Illumina, Inc. (a)	47,630	14,798

Pharmaceuticals (0.1%)
Nektar Therapeutics (a)	5,177	174

Semiconductors & Semiconductor Equipment (1.7%)
NVIDIA Corp.	28,601	5,135

Software (14.1%)
Coupa Software, Inc. (a)	49,931	4,543
Elastic N.V. (a)	51,622	4,123
salesforce.com, Inc. (a)	27,622	4,374
ServiceNow, Inc. (a)	59,791	14,738
Workday, Inc., Class A (a)	78,031	15,048
		42,826
Total Common Stocks (Cost $199,596)		285,950

Preferred Stocks (2.9%)
Electronic Equipment, Instruments & Components (0.4%)
Magic Leap Series C (a)(c)(d)(e) (acquisition cost — $1,089; acquired 12/22/15)	47,281	1,277
Internet & Direct Marketing Retail (2.5%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $1,335; acquired 4/16/14)	32,784	4,178
Uber Technologies Series G (a)(c)(d)(e) (acquisition cost — $3,117; acquired 12/3/15)	63,916	3,408
		7,586
Total Preferred Stocks (Cost $5,541)		8,863

Short-Term Investments (1.9%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	788,795	789

	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $51; fully collateralized by a U.S. Government obligation; 1.38% due 1/15/20; valued at $52)	$51	51
HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $122; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 8/31/20 - 11/15/22; valued at $124)	122	122
Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $44; fully collateralized by a U.S. Government obligation; 2.51% due 1/31/21; valued at $45)	44	44
		217
Total Securities held as Collateral on Loaned Securities (Cost $1,006)		1,006

	Shares	Value (000)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $4,875)	4,875,413	4,875
Total Short-Term Investments (Cost $5,881)		5,881
Total Investments Excluding Purchased Options (99.1%) (Cost $211,018)		300,694
Total Purchased Options Outstanding (0.0%) (Cost $896)		120
Total Investments (99.1%) (Cost $211,914) Including $1,026 of Securities Loaned (g)(h)(i)		300,814
Other Assets in Excess of Liabilities (0.9%)		2,730
Net Assets (100.0%)		$303,544

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $1,026,000 and $1,022,000, respectively. The Fund received cash collateral of approximately $1,022,000, of which approximately $1,006,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2019, there was uninvested cash collateral of approximately $16,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)                                  Security has been deemed illiquid at March 31, 2019.

(d)                                 Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2019 amounts to approximately $10,135,000 and represents 3.3% of net assets.

(e)                                  At March 31, 2019, the Fund held fair valued securities valued at approximately $10,135,000, representing 3.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(f)                                   The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(g)                                  The approximate fair value and percentage of net assets, $4,966,000 and 1.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(i)                                     At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $95,354,000 and the aggregate gross unrealized depreciation is approximately $6,454,000, resulting in net unrealized appreciation of approximately $88,900,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	1.00	Jan - 20	55,321,300	55,321	$97	$283	$(186)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	63,383,701	63,384	4	309	(305)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	51,670,135	51,670	19	304	(285)
							$120	$896	$(776)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	16.7%
Internet & Direct Marketing Retail	15.8
Software	14.3
Other**	14.0
Interactive Media & Services	13.5
sHealth Care Equipment & Supplies	10.0
Entertainment	8.5
Health Care Technology	7.2
Total Investments	100.0%

*                      Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.

**               Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$487	$—		$487
Agency Fixed Rate Mortgages	—	24,906	—		24,906
Asset-Backed Securities	—	17,764	—		17,764
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,721	—		1,721
Commercial Mortgage-Backed Securities	—	9,295	—		9,295
Corporate Bonds	—	62,429	—	†	62,429	†
Mortgages - Other	—	28,140	—		28,140
Municipal Bonds	—	1,873	—		1,873
Sovereign	—	11,730	—		11,730
U.S. Treasury Security	—	2,544	—		2,544
Total Fixed Income Securities	—	160,889	—	†	160,889	†
Short-Term Investments
Investment Company	12,224	—	—		12,224
U.S. Treasury Security	—	825	—		825
Total Short-Term Investments	12,224	825	—		13,049
Foreign Currency Forward Exchange Contracts	—	116	—		116
Futures Contracts	451	—	—		451
Total Assets	12,675	161,830	—	†	174,505	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(22)	—		(22)
Futures Contracts	(76)	—	—		(76)
Total Liabilities	(76)	(22)	—		(98)
Total	$12,599	$161,808	$—	†	$174,407	†

†    Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Core Plus Fixed Income	(000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$—

†                                         Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$17,847	$—	$17,847
Sovereign	—	164,364	—	164,364
Total Fixed Income Securities	—	182,211	—	182,211
Warrants	—	49	—	49
Short-Term Investments
Investment Company	11,050	—	—	11,050
Repurchase Agreements	—	1,485	—	1,485
Sovereign	—	3,904	—	3,904
Total Short-Term Investments	11,050	5,389	—	16,439
Total Assets	11,050	187,649	—	198,699
Liabilities:
Foreign Currency Forward Exchange Contract	—	(40)	—	(40)
Total	$11,050	$187,609	$—	$198,659

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Automobiles	$—	$5,962	$—	$5,962
Banks	16,754	45,657	—	62,411
Beverages	7,214	3,026	—	10,240
Capital Markets	2,886	—	—	2,886
Construction & Engineering	—	1,637	—	1,637
Construction Materials	—	5,335	—	5,335
Diversified Consumer Services	3,320	—	—	3,320
Diversified Financial Services	—	4,249	—	4,249
Diversified Telecommunication Services	—	3,744	—	3,744
Electronic Equipment, Instruments & Components	—	2,008	—	2,008
Food & Staples Retailing	4,529	11,184	—	15,713
Food Products	—	5,658	—	5,658
Gas Utilities	1,728	—	—	1,728
Health Care Providers & Services	—	2,587	—	2,587
Hotels, Restaurants & Leisure	1,170	—	—	1,170
Household Products	—	1,929	—	1,929
Independent Power & Renewable Electricity Producers	—	583	—	583
Industrial Conglomerates	—	6,067	—	6,067
Information Technology Services	—	1,940	—	1,940
Insurance	—	8,856	—	8,856
Interactive Media & Services	4,179	13,974	—	18,153
Internet & Direct Marketing Retail	7,857	523	—	8,380
Life Sciences Tools & Services	—	252	—	252
Machinery	—	2,134	—	2,134
Metals & Mining	3,888	2,671	—	6,559
Multi-Line Retail	5,726	—	—	5,726
Oil, Gas & Consumable Fuels	5,777	6,745	—	12,522
Personal Products	—	4,572	—	4,572
Pharmaceuticals	—	3,238	—	3,238
Real Estate Management & Development	—	3,044	—	3,044
Semiconductors & Semiconductor Equipment	—	15,442	—	15,442
Software	—	306	—	306
Tech Hardware, Storage & Peripherals	—	4,910	—	4,910
Textiles, Apparel & Luxury Goods	—	8,884	—	8,884
Thrifts & Mortgage Finance	—	2,367	—	2,367
Transportation Infrastructure	—	1,018	—	1,018
Wireless Telecommunication Services	—	3,487	—	3,487
Total Common Stocks	65,028	183,989	—	249,017
Short-Term Investments
Investment Company	10,463	—	—	10,463
Foreign Currency Forward Exchange Contract	—	27	—	27
Total Assets	$75,491	$184,016	$—	$259,507

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$1,175	$2,885	$—	$4,060
Capital Markets	981	—	—	981
Entertainment	30	—	—	30
Health Care Equipment & Supplies	4,574	—	—	4,574
Household Products	767	3,014	—	3,781
Information Technology Services	5,461	—	—	5,461
Media	567	—	—	567
Personal Products	—	3,009	—	3,009
Pharmaceuticals	1,211	—	—	1,211
Professional Services	—	1,982	—	1,982
Software	2,554	1,822	—	4,376
Textiles, Apparel & Luxury Goods	688	—	—	688
Tobacco	2,383	1,193	—	3,576
Total Common Stocks	20,391	13,905	—	34,296
Short-Term Investment
Investment Company	1,409	—	—	1,409
Total Assets	$21,800	$13,905	$—	$35,705

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$3,190	$—	$3,190
Communications	9,904	129	—	10,033
Diversified	—	6,380	—	6,380
Electricity Transmission & Distribution	9,403	3,986	—	13,389
Oil & Gas Storage & Transportation	22,706	4,877	—	27,583
Renewables	6,004	—	—	6,004
Toll Roads	5,556	5,693	—	11,249
Water	1,683	3,325	—	5,008
Total Common Stocks	55,256	27,580	—	82,836
Short-Term Investments
Investment Company	4,773	—	—	4,773
Repurchase Agreements	—	741	—	741
Total Short-Term Investments	4,773	741	—	5,514
Total Assets	$60,029	$28,321	$—	$88,350

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$3,083	$15,776	$—	$18,859
Health Care	2,411	—	—	2,411
Industrial	2,869	1,116	—	3,985
Industrial/Office Mixed	138	222	—	360
Lodging/Resorts	3,670	221	—	3,891
Office	9,532	5,287	—	14,819
Residential	7,932	2,696	7	10,635
Retail	10,537	5,878	—	16,415
Self Storage	2,186	—	—	2,186
Total Common Stocks	42,358	31,196	7	73,561
Short-Term Investment
Investment Company	539	—	—	539
Total Assets	$42,897	$31,196	$7	$74,100

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stock (000)
Beginning Balance	$7
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(-@	)
Realized gains (losses)	—
Ending Balance	$7

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$ (-@	)

@         Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019:

Global Real Estate	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an Increase in Input**

Common Stock	$7	Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*                 Amount is indicative of the weighted average.

**          Represents the expected directonal change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$68	$—		$68
Agency Fixed Rate Mortgages	—	3,593	—		3,593
Asset-Backed Securities	—	397	—		397
Commercial Mortgage-Backed Securities	—	945	—		945
Corporate Bonds	—	15,546	—		15,546
Mortgages - Other	—	1,229	—		1,229
Sovereign	—	24,443	—		24,443
U.S. Treasury Securities	—	2,646	—		2,646
Total Fixed Income Securities	—	48,867	—		48,867
Common Stocks
Aerospace & Defense	515	156	—		671
Air Freight & Logistics	206	176	—		382
Airlines	—	13	—		13
Auto Components	35	108	—		143
Automobiles	28	590	—		618
Banks	1,677	2,675	—		4,352
Beverages	205	312	—		517
Biotechnology	500	101	—		601
Building Products	96	97	—		193
Capital Markets	536	291	—		827
Chemicals	202	261	—		463
Commercial Services & Supplies	115	130	—		245
Communications Equipment	237	62	—		299
Construction & Engineering	3	801	—		804
Construction Materials	146	50	—		196
Consumer Finance	770	1	—		771
Containers & Packaging	33	21	—		54
Distributors	—	9	—		9
Diversified Financial Services	123	83	—		206
Diversified Telecommunication Services	768	295	—		1,063
Electric Utilities	382	213	—		595
Electrical Equipment	56	169	—		225
Electronic Equipment, Instruments & Components	57	20	—		77
Energy Equipment & Services	217	12	—	†	229	†
Entertainment	117	—	—		117
Equity Real Estate Investment Trusts (REITs)	455	135	—		590
Food & Staples Retailing	398	155	—		553
Food Products	97	526	—		623
Gas Utilities	11	32	—		43
Health Care Equipment & Supplies	688	120	—		808
Health Care Providers & Services	731	38	—		769
Health Care Technology	19	—	—		19
Hotels, Restaurants & Leisure	314	274	—		588
Household Durables	282	115	—		397
Household Products	420	151	—		571
Independent Power & Renewable Electricity Producers	10	11	—		21
Industrial Conglomerates	369	117	—		486
Information Technology Services	1,099	414	—		1,513
Insurance	190	576	—		766
Interactive Media & Services	1,004	10	—		1,014
Internet & Direct Marketing Retail	703	203	—		906
Leisure Products	—	7	—		7
Life Sciences Tools & Services	102	71	—		173
Machinery	134	297	—		431
Marine	—	37	—		37

Media	324	87	—		411
Metals & Mining	476	591	—		1,067
Multi-Line Retail	80	53	—		133
Multi-Utilities	203	169	—		372
Oil, Gas & Consumable Fuels	1,897	765	—		2,662
Paper & Forest Products	9	106	—		115
Personal Products	48	266	—		314
Pharmaceuticals	832	1,279	—		2,111
Professional Services	68	176	—		244
Real Estate Management & Development	4	128	—		132
Road & Rail	375	110	—		485
Semiconductors & Semiconductor Equipment	397	74	—		471
Software	862	95	—		957
Specialty Retail	506	115	—		621
Tech Hardware, Storage & Peripherals	713	—	—		713
Textiles, Apparel & Luxury Goods	215	234	—		449
Thrifts & Mortgage Finance	21	2	—		23
Tobacco	176	212	—		388
Trading Companies & Distributors	33	68	—		101
Transportation Infrastructure	12	837	—		849
Water Utilities	—	24	—		24
Wireless Telecommunication Services	39	177	—		216
Total Common Stocks	21,340	15,503	—	†	36,843	†
Right	—	—	—	†	—	†
Warrant	—@	—	—		—@
Investment Company	3,280	—	—		3,280
Short-Term Investments
Investment Company	18,673	—	—		18,673
U.S. Treasury Security	—	1,363	—		1,363
Total Short-Term Investments	18,673	1,363	—		20,036
Foreign Currency Forward Exchange Contracts	—	822	—		822
Futures Contracts	421	—	—		421
Interest Rate Swap Agreement	—	7	—		7
Total Return Swap Agreements	—	478	—		478
Total Assets	43,714	67,040	—	†	110,754	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(958)	—		(958)
Futures Contracts	(161)	—	—		(161)
Total Liabilities	(161)	(958)	—		(1,119)
Total	$43,553	$66,082	$—	†	$109,635	†

@       Value is less than $500.

†            Includes one or more securities which are valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)		Right (000)
Beginning Balance	$1	†	$—	†
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	(—@	)	—
Realized gains (losses)	—		—
Ending Balance	$1	†	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	(—@	)	$—

@                         Value is less than $500.

†                              Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019:

Global Strategist	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an Increase in Input**

Common Stock	$1	Book Value	Book Value	$0.050	Increase

*                 Amount is indicative of the weighted average.

**          Represents the expected directonal change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Biotechnology	$4,387	$—	$—	$4,387
Capital Markets	1,621	—	—	1,621
Entertainment	8,057	—	—	8,057
Health Care Equipment & Supplies	10,114	—	—	10,114
Health Care Providers & Services	13,744	—	—	13,744
Health Care Technology	10,957	—	596	11,553
Information Technology Services	35,856	2,731	—	38,587
Interactive Media & Services	14,351	—	—	14,351
Internet & Direct Marketing Retail	14,488	—	—	14,488
Pharmaceuticals	97	—	—	97
Software	31,718	—	—	31,718
Specialty Retail	3,852	—	—	3,852
Total Common Stocks	149,242	2,731	596	152,569
Preferred Stocks
Internet & Direct Marketing Retail	—	—	4,286	4,286
Software	—	—	886	886
Total Preferred Stocks	—	—	5,172	5,172
Call Options Purchased	—	57	—	57
Short-Term Investments
Investment Company	10,364	—	—	10,364
Repurchase Agreements	—	1,233	—	1,233
Total Short-Term Investments	10,364	1,233	—	11,597
Total Assets	$159,606	$4,021	$5,768	$169,395

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Mid Cap Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$597	$4,926
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(1)	246
Realized gains (losses)	—	—
Ending Balance	$596	$5,172

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$(1)	$246

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Mid Cap Growth	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**

Common Stock	$596	Market Transaction Method	Precedent Transaction	$378.16	Increase

Preferred Stocks	$5,172	Discounted Cash Flow	Weighted Average Cost of Capital	14.0%-16.0%/15.0%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.50%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8x-16.5x/8.92x	Increase
			Discount for Lack of Marketability	10.0%-11.0%/10.83%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	12.5x	Increase

*            Amount is indicative of the weighted average.

**     Represents the expected directonal change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$70,257	$—	$—	$70,257
Data Centers	11,608	—	—	11,608
Diversified	19,304	—	—	19,304
Health Care	28,734	—	—	28,734
Industrial	30,183	—	—	30,183
Lodging/Resorts	43,055	—	—	43,055
Office	106,025	—	—	106,025
Regional Malls	65,999	—	—	65,999
Self Storage	22,955	—	—	22,955
Shopping Centers	24,346	—	—	24,346
Single Family Homes	15,110	—	—	15,110
Specialty	3,731	—	—	3,731
Total Common Stocks	441,307	—	—	441,307
Short-Term Investment
Investment Company	4,303	—	—	4,303
Total Assets	$445,610	$—	$—	$445,610

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Biotechnology	$3,747	$—	$—	$3,747
Entertainment	25,304	—	—	25,304
Health Care Equipment & Supplies	30,062	—	—	30,062
Health Care Providers & Services	11,921	—	—	11,921
Health Care Technology	20,228	—	1,272	21,500
Information Technology Services	45,184	4,966	—	50,150
Interactive Media & Services	40,455	—	—	40,455
Internet & Direct Marketing Retail	39,878	—	—	39,878
Life Sciences Tools & Services	14,798	—	—	14,798
Pharmaceuticals	174	—	—	174
Semiconductors & Semiconductor Equipment	5,135	—	—	5,135
Software	42,826	—	—	42,826
Total Common Stocks	279,712	4,966	1,272	285,950
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	1,277	1,277
Internet & Direct Marketing Retail	—	—	7,586	7,586
Total Preferred Stocks	—	—	8,863	8,863
Call Options Purchased	—	120	—	120
Short-Term Investments
Investment Company	5,664	—	—	5,664
Repurchase Agreements	—	217	—	217
Total Short-Term Investments	5,664	217	—	5,881
Total Assets	$285,376	$5,303	$10,135	$300,814

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$1,274	$8,184
Purchases
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(2)	679
Realized gains (losses)	—	—
Ending Balance	$1,272	$8,863

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$(2)	$679

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**

Common Stock	$1,272	Market Transaction Method	Precedent Transaction	$378.16	Increase

Preferred Stocks	$8,863	Market Transaction Method	Precedent Transaction	$27.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	11.0%-27.0%/15.43%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.50%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x-12.9x/6.71x	Increase
			Discount for Lack of Marketability	7.0%-20.0%/10.76%	Decrease

*                      Amount is indicative of the weighted average.

**               Represents the expected directonal change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.